Quarterly Holdings Report
for

Fidelity ZERO℠ International Index Fund

July 31, 2020

IID-QTLY-0920
1.9891457.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 4.4%
Afterpay Ltd. (a)	16,111	$788,930
AGL Energy Ltd.	44,677	530,502
ALS Ltd.	32,127	194,872
Altium Ltd.	7,724	181,280
Alumina Ltd.	148,760	161,548
AMP Ltd. (a)	241,929	253,220
Ampol Ltd.	16,517	310,119
Ansell Ltd.	8,963	246,219
APA Group unit	81,165	637,872
Aristocrat Leisure Ltd.	44,510	832,528
ASX Ltd.	12,936	763,862
Atlas Arteria Ltd. unit	64,146	302,472
Aurizon Holdings Ltd.	132,139	420,110
Australia & New Zealand Banking Group Ltd.	193,847	2,461,993
Bank of Queensland Ltd.	28,797	122,415
Beach Energy Ltd.	101,025	102,131
Bendigo & Adelaide Bank Ltd.	36,655	180,175
BHP Billiton Ltd.	200,773	5,286,123
BlueScope Steel Ltd.	35,271	281,981
Boral Ltd.	80,351	206,090
Brambles Ltd.	107,322	826,569
Carsales.com Ltd.	18,326	240,911
Challenger Ltd.	40,605	125,904
Charter Hall Group unit	29,499	221,715
Coca-Cola Amatil Ltd.	33,535	195,985
Cochlear Ltd.	4,518	614,008
Coles Group Ltd.	80,598	1,046,287
Commonwealth Bank of Australia	120,556	6,132,544
Computershare Ltd.	32,156	308,539
Crown Ltd.	24,018	153,579
CSL Ltd.	30,962	5,974,828
DEXUS Property Group unit	77,646	472,085
Dominos Pizza Enterprises Ltd.	4,292	226,670
Downer EDI Ltd.	50,549	148,432
Evolution Mining Ltd.	114,291	481,766
Fortescue Metals Group Ltd.	114,688	1,426,555
Goodman Group unit	112,617	1,362,175
Iluka Resources Ltd.	25,815	166,914
Incitec Pivot Ltd.	128,570	169,476
Insurance Australia Group Ltd.	155,021	563,742
JB Hi-Fi Ltd.	7,555	246,512
Lendlease Group unit	44,272	359,002
Link Administration Holdings Ltd.	36,627	104,149
Macquarie Group Ltd.	22,358	1,972,589
Magellan Financial Group Ltd.	9,781	427,388
Medibank Private Ltd.	180,650	363,964
Mirvac Group unit	260,123	388,416
National Australia Bank Ltd.	218,512	2,727,921
Newcrest Mining Ltd.	55,226	1,388,070
Northern Star Resources Ltd.	49,016	541,401
Orica Ltd.	28,191	348,239
Origin Energy Ltd.	115,903	444,673
Orora Ltd.	57,945	95,217
Qantas Airways Ltd.	124,606	287,550
QBE Insurance Group Ltd.	98,294	688,400
Qube Holdings Ltd.	129,956	253,472
Ramsay Health Care Ltd.	12,671	561,092
realestate.com.au Ltd.	3,599	278,935
Reliance Worldwide Corp. Ltd.	51,903	99,380
Rio Tinto Ltd.	25,306	1,844,147
Santos Ltd.	123,079	463,411
Saracen Mineral Holdings Ltd. (a)	75,923	325,459
Scentre Group unit	363,957	530,459
SEEK Ltd.	23,272	360,300
Sonic Healthcare Ltd.	32,595	747,529
South32 Ltd.	356,775	525,090
Spark Infrastructure Group unit	115,060	185,782
Steadfast Group Ltd.	58,220	139,344
Stockland Corp. Ltd. unit	161,268	367,545
Suncorp Group Ltd.	85,418	521,780
Sydney Airport unit	157,206	587,412
Tabcorp Holdings Ltd.	132,765	337,680
Telstra Corp. Ltd.	810,364	1,939,531
The GPT Group unit	139,809	387,560
The Star Entertainment Group Ltd.	52,607	95,842
Transpacific Industries Group Ltd.	139,748	208,672
Transurban Group unit	187,667	1,851,627
Treasury Wine Estates Ltd.	50,281	387,971
Vicinity Centres unit	262,047	244,321
Wesfarmers Ltd.	77,097	2,564,065
Westpac Banking Corp.	246,737	2,963,009
WiseTech Global Ltd.	9,559	141,028
Woodside Petroleum Ltd.	66,588	951,952
Woolworths Group Ltd.	85,962	2,375,554
WorleyParsons Ltd.	21,373	125,214

TOTAL AUSTRALIA		67,871,780

Austria - 0.2%
ams AG (a)	18,300	303,349
Andritz AG	4,437	148,853
BAWAG Group AG (b)	4,745	173,047
BUWOG AG rights (a)(c)	1,060	0
CA Immobilien Anlagen AG	4,941	154,819
Erste Group Bank AG	21,177	471,469
IMMOFINANZ Immobilien Anlagen AG (a)	6,434	106,332
OMV AG	9,644	303,543
Raiffeisen International Bank-Holding AG (a)	9,546	163,611
S IMMO AG (a)	4,118	71,889
S&T AG (a)	3,828	104,253
UNIQA Insurance Group AG	8,336	52,337
Verbund AG	4,593	240,976
Voestalpine AG	7,354	162,381
Wienerberger AG	7,936	182,010

TOTAL AUSTRIA		2,638,869

Bailiwick of Jersey - 0.4%
Experian PLC	62,178	2,171,885
Ferguson PLC	15,677	1,381,982
Glencore Xstrata PLC	741,528	1,697,028
IWG PLC	46,991	141,968
Polymetal International PLC	13,797	342,242
WPP PLC	81,479	604,272

TOTAL BAILIWICK OF JERSEY		6,339,377

Belgium - 0.7%
Ackermans & Van Haaren SA (a)	1,433	183,992
Aedifica SA (a)(d)	1,697	4,957
Aedifica SA	1,697	195,900
Ageas	12,789	479,814
Anheuser-Busch InBev SA NV	57,857	3,141,818
Barco NV	4,788	94,143
Cofinimmo SA	1,712	244,015
Elia System Operator SA/NV	2,199	238,827
Galapagos Genomics NV (a)	3,478	645,936
Groupe Bruxelles Lambert SA	8,127	705,736
KBC Groep NV	23,373	1,332,643
Proximus	10,288	212,199
Sofina SA	1,057	296,332
Solvay SA Class A	5,045	392,579
UCB SA	8,619	1,105,127
Umicore SA	13,599	639,797
Warehouses de Pauw	8,905	284,794

TOTAL BELGIUM		10,198,609

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	224,000	618,505
Beijing Enterprises Water Group Ltd.	382,000	162,159
Brilliance China Automotive Holdings Ltd.	196,000	200,545
Cheung Kong Infrastructure Holdings Ltd.	48,000	250,210
China Gas Holdings Ltd.	146,200	439,526
China Resource Gas Group Ltd.	60,000	295,730
Cosan Ltd. Class A	7,256	146,571
Credicorp Ltd. (United States)	4,545	577,988
Haier Electronics Group Co. Ltd.	81,000	354,824
Hiscox Ltd.	23,025	235,572
Hongkong Land Holdings Ltd.	82,339	313,646
Jardine Matheson Holdings Ltd.	20,761	849,069
Jardine Strategic Holdings Ltd.	11,592	233,523
Kunlun Energy Co. Ltd.	256,000	214,041
Shenzhen International Holdings Ltd.	37	60

TOTAL BERMUDA		4,891,969

Brazil - 1.1%
Ambev SA	297,600	792,984
Atacadao Distribuicao Comercio e Industria Ltda	23,100	99,369
B2W Companhia Global do Varejo (a)	13,068	298,909
B2W Companhia Global do Varejo rights 8/25/20 (a)	866	1,162
Banco Bradesco SA	85,030	337,900
Banco do Brasil SA	80,400	517,551
Banco Inter SA:
rights 8/7/20 (a)	20	103
unit	9,400	109,163
BB Seguridade Participacoes SA	44,600	237,938
BM&F BOVESPA SA	141,900	1,725,688
BR Malls Participacoes SA	62,900	119,372
Brasil Foods SA (a)	47,500	188,487
BTG Pactual Participations Ltd. unit	12,500	207,081
CCR SA	77,600	222,541
Centrais Eletricas Brasileiras SA (Electrobras)	23,251	164,648
Cielo SA	69,900	71,956
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	10,100	137,466
Companhia de Locacao das Americas	21,600	79,211
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	22,200	258,959
Companhia Siderurgica Nacional SA (CSN)	40,500	95,106
Compania de Saneamento do Parana unit	17,100	100,472
Cosan SA Industria e Comercio	10,400	180,226
CPFL Energia SA	11,100	66,814
Cyrela Brazil Realty SA	18,400	96,717
Drogasil SA	18,900	449,625
Embraer SA (a)	42,400	61,854
Energisa SA unit	15,600	146,982
ENGIE Brasil Energia SA	15,850	140,283
Equatorial Energia SA	68,500	335,242
Estacio Participacoes SA	17,700	114,990
Hapvida Participacoes e Investimentos SA (b)	14,000	174,821
Hypermarcas SA	27,600	191,106
IRB Brasil Resseguros SA	43,300	66,155
IRB Brasil Resseguros SA rights 8/12/20 (a)	10,170	1,950
JBS SA	64,500	266,331
Klabin SA unit	47,700	188,915
Kroton Educacional SA	124,700	197,931
Localiza Rent A Car SA	38,630	377,077
Lojas Renner SA	57,900	456,514
Magazine Luiza SA	46,020	712,017
MPX Mineracao e Energia SA (a)	16,500	159,321
Multiplan Empreendimentos Imobiliarios SA	19,900	80,644
Natura & Co. Holding SA	48,030	433,108
Neoenergia SA	20,400	82,710
Notre Dame Intermedica Participacoes SA (a)	30,400	389,051
Petrobras Distribuidora SA	46,700	203,217
Petroleo Brasileiro SA - Petrobras (ON)	178,700	777,619
Qualicorp Consultoria E Corret	16,100	86,417
Rumo SA (a)	68,700	292,629
Sonae Sierra Brasil SA (a)	9,500	50,518
Sul America SA unit	18,200	176,887
Suzano Papel e Celulose SA (a)	34,300	276,160
Terna Participacoes SA unit	21,800	121,024
TIM Participacoes SA	52,000	157,000
Totvs SA	30,600	151,517
Ultrapar Participacoes SA	49,200	178,633
Vale SA	217,300	2,528,929
Via Varejo SA (a)	53,386	199,767
Weg SA	48,700	628,758

TOTAL BRAZIL		16,965,525

Canada - 6.6%
Agnico Eagle Mines Ltd. (Canada)	16,533	1,312,938
Air Canada (a)	20,185	227,702
Alamos Gold, Inc.	26,289	278,111
Algonquin Power & Utilities Corp.	39,615	546,557
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	58,556	2,035,001
Allied Properties (REIT)	8,336	249,623
AltaGas Ltd.	18,669	233,876
ATCO Ltd. Class I (non-vtg.)	4,923	153,190
B2Gold Corp.	71,175	493,116
Bank of Montreal	44,079	2,411,519
Bank of Nova Scotia	83,086	3,412,267
Barrick Gold Corp. (Canada)	121,239	3,503,798
Bausch Health Cos., Inc. (Canada) (a)	22,298	407,688
BCE, Inc.	61,935	2,596,789
BlackBerry Ltd. (a)	32,552	154,321
Boyd Group Services, Inc.	1,552	226,627
Brookfield Asset Management, Inc. (Canada) Class A	95,566	3,086,480
CAE, Inc.	17,395	259,604
Cameco Corp.	27,519	279,823
Canadian Apartment Properties (REIT) unit	11,306	409,969
Canadian Imperial Bank of Commerce	30,585	2,117,397
Canadian National Railway Co.	48,401	4,727,901
Canadian Natural Resources Ltd.	80,731	1,424,222
Canadian Pacific Railway Ltd.	9,220	2,535,646
Canadian Tire Ltd. Class A (non-vtg.)	3,857	355,594
Canadian Utilities Ltd. Class A (non-vtg.)	7,602	195,009
Capital Power Corp.	7,325	154,927
CCL Industries, Inc. Class B	10,023	333,439
Cenovus Energy, Inc. (Canada)	67,049	298,340
CGI Group, Inc. Class A (sub. vtg.) (a)	15,865	1,133,155
CI Financial Corp.	13,904	191,103
Constellation Software, Inc.	1,354	1,601,580
Descartes Systems Group, Inc. (Canada) (a)	5,630	316,965
Dollarama, Inc.	19,945	729,334
Element Financial Corp.	30,207	253,482
Emera, Inc.	17,324	721,052
Empire Co. Ltd. Class A (non-vtg.)	11,437	293,813
Enbridge, Inc.	138,344	4,427,793
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,859	582,467
Finning International, Inc.	11,360	161,989
First Quantum Minerals Ltd.	47,364	400,284
FirstService Corp.	2,616	312,877
Fortis, Inc.	31,751	1,293,081
Franco-Nevada Corp.	12,956	2,070,909
George Weston Ltd.	5,041	380,752
Gibson Energy, Inc.	10,193	167,873
Gildan Activewear, Inc.	13,615	241,613
Great-West Lifeco, Inc.	18,626	329,287
Hydro One Ltd. (b)	20,742	441,955
iA Financial Corp, Inc.	7,094	249,080
IGM Financial, Inc.	5,242	128,873
Imperial Oil Ltd.	15,305	239,382
Intact Financial Corp.	9,834	1,073,668
Inter Pipeline Ltd.	30,096	281,985
Keyera Corp.	14,438	219,461
Kinross Gold Corp. (a)	85,960	802,195
Kirkland Lake Gold Ltd.	17,750	969,362
Loblaw Companies Ltd.	12,119	628,728
Lundin Mining Corp.	44,998	251,958
Magna International, Inc. Class A (sub. vtg.)	19,210	887,895
Manulife Financial Corp.	133,218	1,785,257
Methanex Corp.	4,868	90,204
Metro, Inc. Class A (sub. vtg.)	17,465	766,168
National Bank of Canada	23,150	1,092,990
Northland Power, Inc.	11,431	313,201
Nutrien Ltd.	38,817	1,264,099
Onex Corp. (sub. vtg.)	5,662	251,682
Open Text Corp.	18,693	841,391
Pan American Silver Corp.	13,968	521,844
Parkland Corp.	9,635	253,706
Pembina Pipeline Corp.	35,862	871,483
Power Corp. of Canada (sub. vtg.)	39,837	706,951
Quebecor, Inc. Class B (sub. vtg.)	11,852	270,407
Restaurant Brands International, Inc.	20,213	1,141,598
RioCan (REIT)	21,299	237,883
Ritchie Bros. Auctioneers, Inc.	7,284	336,779
Rogers Communications, Inc. Class B (non-vtg.)	24,074	983,126
Royal Bank of Canada	97,099	6,698,233
Saputo, Inc.	16,928	414,274
Shaw Communications, Inc. Class B	31,597	577,944
Shopify, Inc. Class A (a)	7,321	7,486,774
SNC-Lavalin Group, Inc.	11,468	181,937
Stantec, Inc.	7,269	233,952
Sun Life Financial, Inc.	39,763	1,549,909
Suncor Energy, Inc.	103,347	1,625,683
TC Energy Corp.	64,304	2,930,874
Teck Resources Ltd. Class B (sub. vtg.)	31,835	322,521
TELUS Corp.	86,071	1,492,724
TFI International, Inc. (Canada)	6,047	262,385
The Toronto-Dominion Bank	123,171	5,450,256
Thomson Reuters Corp.	11,608	809,947
TMX Group Ltd.	3,367	344,178
Toromont Industries Ltd.	5,914	322,401
Waste Connection, Inc. (Canada)	17,985	1,838,177
Wheaton Precious Metals Corp.	30,631	1,661,842
WSP Global, Inc.	4,898	307,567
Yamana Gold, Inc.	66,505	431,963

TOTAL CANADA		102,877,735

Cayman Islands - 6.9%
58.com, Inc. ADR (a)	6,557	363,061
AAC Technology Holdings, Inc.	47,500	374,489
Airtac International Group	9,000	188,202
Alibaba Group Holding Ltd. sponsored ADR (a)	107,825	27,066,215
Anta Sports Products Ltd.	71,000	673,329
ASM Pacific Technology Ltd.	18,200	204,537
Autohome, Inc. ADR Class A	3,807	333,684
Baidu.com, Inc. sponsored ADR (a)	18,572	2,217,497
BeiGene Ltd. ADR (a)	1,760	367,840
Bilibili, Inc. ADR (a)(e)	5,276	229,928
Chailease Holding Co. Ltd.	88,285	368,330
Cheung Kong Property Holdings Ltd.	173,500	963,727
China Biologic Products Holdings, Inc. (a)	1,340	142,509
China Conch Venture Holdings Ltd.	106,000	455,440
China Mengniu Dairy Co. Ltd.	188,000	881,747
China Resources Cement Holdings Ltd.	152,000	207,889
China Resources Land Ltd.	194,000	808,511
CIFI Holdings Group Co. Ltd.	277,976	249,631
CK Hutchison Holdings Ltd.	182,500	1,190,325
Country Garden Holdings Co. Ltd.	524,647	673,553
Country Garden Services Holdings Co. Ltd.	76,000	458,434
Ctrip.com International Ltd. ADR (a)	29,603	805,202
ENN Energy Holdings Ltd.	52,300	633,649
Evergrande Real Estate Group Ltd.	210,000	589,332
GDS Holdings Ltd. ADR (a)	4,932	395,990
Geely Automobile Holdings Ltd.	355,000	746,616
Genscript Biotech Corp. (a)	64,000	138,730
Hengan International Group Co. Ltd.	46,000	386,088
Huazhu Group Ltd. ADR	7,482	256,857
Innovent Biologics, Inc. (a)(b)	60,000	367,728
iQIYI, Inc. ADR (a)(e)	18,995	400,795
JD.com, Inc. sponsored ADR (a)	60,198	3,840,030
Kingdee International Software Group Co. Ltd.	147,000	405,894
Kingsoft Corp. Ltd.	68,000	346,129
Li Ning Co. Ltd.	135,000	434,596
Logan Property Holdings Co. Ltd.	84,000	145,450
Longfor Properties Co. Ltd. (b)	100,000	494,174
Meituan Dianping Class B (a)	242,200	5,996,952
Melco Crown Entertainment Ltd. sponsored ADR	13,946	229,551
Minth Group Ltd.	46,000	137,104
Momo, Inc. ADR	10,331	190,814
NetEase, Inc. ADR	5,439	2,493,346
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	8,055	1,129,311
NIO, Inc. sponsored ADR (a)(e)	54,391	649,429
PagSeguro Digital Ltd. (a)	12,517	478,525
Parade Technologies Ltd.	5,000	217,117
Pinduoduo, Inc. ADR (a)	24,610	2,259,198
Sands China Ltd.	172,800	668,877
Sea Ltd. ADR (a)	16,578	2,025,832
Semiconductor Manufacturing International Corp. (a)	223,000	873,147
Shenzhou International Group Holdings Ltd.	50,400	601,525
Shimao Property Holdings Ltd.	82,500	349,680
Silergy Corp.	5,000	298,856
Silicon Motion Technology Corp. sponsored ADR	2,573	106,445
SINA Corp. (a)	3,938	158,898
Sino Biopharmaceutical Ltd.	700,500	912,874
StoneCo Ltd. Class A (a)(e)	7,612	363,169
Sunac China Holdings Ltd.	168,000	791,195
Sunny Optical Technology Group Co. Ltd.	49,200	926,194
TAL Education Group ADR (a)	26,315	2,057,044
Tencent Holdings Ltd.	390,600	26,794,463
Tingyi (Cayman Islands) Holding Corp.	130,000	242,210
Vipshop Holdings Ltd. ADR (a)	26,250	597,713
Want Want China Holdings Ltd.	414,000	306,081
Weibo Corp. sponsored ADR (a)(e)	4,191	144,841
WH Group Ltd. (b)	650,000	577,849
Wharf Real Estate Investment Co. Ltd.	117,000	413,636
Wuxi Biologics (Cayman), Inc. (a)(b)	36,500	751,635
Wynn Macau Ltd.	90,800	159,099
Xiaomi Corp. Class B (a)(b)	902,400	1,729,956
Xinyi Glass Holdings Ltd.	168,000	246,246
Xinyi Solar Holdings Ltd.	229,597	251,214
Yihai International Holding Ltd.	28,000	343,032
YY, Inc. ADR (a)	3,773	301,161
Zai Lab Ltd. ADR (a)	2,685	204,355
Zhen Ding Technology Holding Ltd.	41,000	188,509
ZTO Express (Cayman), Inc. sponsored ADR	29,164	1,080,526

TOTAL CAYMAN ISLANDS		107,053,747

Chile - 0.1%
Aguas Andinas SA	203,700	71,610
Banco de Chile (a)	2,975,895	285,695
Banco de Credito e Inversiones	3,344	119,261
Banco Santander Chile	3,943,728	171,645
Cencosud SA	96,773	168,604
Cencosud Shopping SA	37,712	69,988
Colbun SA	505,813	91,527
Compania Cervecerias Unidas SA	10,240	79,546
Compania de Petroleos de Chile SA (COPEC)	24,528	200,226
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,946	56,659
Empresas CMPC SA	75,892	168,112
Enel Chile SA	1,784,419	153,207
Enersis SA	2,411,168	374,100
Parque Arauco SA	42,537	72,762
S.A.C.I. Falabella	48,339	172,398

TOTAL CHILE		2,255,340

China - 1.8%
Agricultural Bank of China Ltd. (H Shares)	1,908,000	677,006
Anhui Conch Cement Co. Ltd. (H Shares)	78,000	589,255
Bank Communications Co. Ltd. (H Shares)	1,459,000	809,478
Bank of China Ltd. (H Shares)	5,224,000	1,739,640
BYD Co. Ltd. (H Shares)	41,500	391,000
CGN Power Co. Ltd. (H Shares) (b)	657,000	138,177
China CITIC Bank Corp. Ltd. (H Shares)	792,000	345,401
China Communications Construction Co. Ltd. (H Shares)	284,000	165,263
China Construction Bank Corp. (H Shares)	6,701,000	4,885,905
China International Capital Corp. Ltd. (H Shares) (b)	94,400	222,897
China Life Insurance Co. Ltd. (H Shares)	508,000	1,165,308
China Merchants Bank Co. Ltd. (H Shares)	254,000	1,184,741
China Minsheng Banking Corp. Ltd. (H Shares)	392,000	246,824
China National Building Materials Co. Ltd. (H Shares)	274,000	424,949
China Oilfield Services Ltd. (H Shares)	108,000	84,028
China Pacific Insurance (Group) Co. Ltd. (H Shares)	184,800	535,303
China Petroleum & Chemical Corp. (H Shares)	1,706,000	726,792
China Railway Group Ltd. (H Shares)	234,000	118,354
China Shenhua Energy Co. Ltd. (H Shares)	236,000	393,420
China Telecom Corp. Ltd. (H Shares)	992,000	294,550
China Tower Corp. Ltd. (H Shares) (b)	3,096,000	563,250
China Vanke Co. Ltd. (H Shares)	104,600	329,309
CITIC Securities Co. Ltd. (H Shares)	152,000	353,803
CRRC Corp. Ltd. (H Shares)	265,000	115,228
Great Wall Motor Co. Ltd. (H Shares)	205,000	200,231
Guangzhou Automobile Group Co. Ltd. (H Shares)	184,000	175,921
Haitong Securities Co. Ltd. (H Shares)	202,400	188,029
Huatai Securities Co. Ltd. (H Shares) (b)	101,400	183,167
Industrial & Commercial Bank of China Ltd. (H Shares)	5,314,000	3,113,694
New China Life Insurance Co. Ltd. (H Shares)	61,700	241,218
People's Insurance Co. of China Group Ltd. (H Shares)	441,000	143,391
PetroChina Co. Ltd. (H Shares)	1,418,000	492,164
PICC Property & Casualty Co. Ltd. (H Shares)	504,000	397,982
Ping An Insurance Group Co. of China Ltd. (H Shares)	367,000	3,872,301
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	631,000	347,647
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	156,000	396,527
Sinopharm Group Co. Ltd. (H Shares)	88,000	209,602
Tsingtao Brewery Co. Ltd. (H Shares)	26,000	231,475
Weichai Power Co. Ltd. (H Shares)	131,000	282,611
WuXi AppTec Co. Ltd. (H Shares) (b)	15,120	227,669
Zijin Mining Group Co. Ltd. (H Shares)	374,000	232,112
ZTE Corp. (H Shares)	51,800	153,055

TOTAL CHINA		27,588,677

Colombia - 0.0%
Bancolombia SA	10,504	75,410
Grupo de Inversiones Suramerica SA	17,894	92,993
Interconexion Electrica SA ESP	27,943	143,720
Inversiones Argos SA	23,729	64,837

TOTAL COLOMBIA		376,960

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	10,149	203,384
Komercni Banka A/S (a)	5,299	122,482
MONETA Money Bank A/S (b)	29,726	67,775

TOTAL CZECH REPUBLIC		393,641

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A	161	190,627
Series B	496	638,566
Ambu A/S Series B	11,949	415,645
Ascendis Pharma A/S sponsored ADR (a)	2,756	379,253
Carlsberg A/S Series B	6,960	1,021,700
Christian Hansen Holding A/S	6,996	793,478
Coloplast A/S Series B	7,874	1,340,213
Danske Bank A/S (a)	46,330	744,598
DSV A/S	13,718	1,881,378
Genmab A/S (a)	4,392	1,499,965
GN Store Nord A/S	9,966	607,731
ISS Holdings A/S	10,248	157,537
Novo Nordisk A/S Series B	110,069	7,221,913
Novozymes A/S Series B	14,483	864,623
ORSTED A/S (b)	11,391	1,623,502
Pandora A/S	6,983	441,954
Royal Unibrew A/S	2,834	286,103
SimCorp A/S	2,637	307,011
Tryg A/S	8,123	239,127
Vestas Wind Systems A/S	13,430	1,721,524

TOTAL DENMARK		22,376,448

Egypt - 0.0%
Commercial International Bank SAE	103,240	410,503
Faroe Islands - 0.0%
Bakkafrost (a)	3,171	192,137
Finland - 0.8%
Elisa Corp. (A Shares)	10,287	611,453
Fortum Corp.	30,222	613,032
Huhtamaki Oyj	6,279	279,582
Kesko Oyj	18,697	398,637
Kone OYJ (B Shares)	27,480	2,176,563
Metso Outotec Oyj	34,976	226,600
Neles Oyj	8,134	117,277
Neste Oyj	29,456	1,349,046
Nokia Corp.	385,449	1,850,202
Nokian Tyres PLC	8,667	207,861
Nordea Bank ABP (Stockholm Stock Exchange)	222,145	1,715,866
Orion Oyj (B Shares)	7,306	318,598
Sampo Oyj (A Shares)	33,281	1,202,917
Stora Enso Oyj (R Shares)	43,125	541,518
UPM-Kymmene Corp.	36,294	967,489
Wartsila Corp.	31,548	263,107

TOTAL FINLAND		12,839,748

France - 5.7%
Accor SA (a)	12,021	300,761
Air Liquide SA	31,967	5,257,940
Alstom SA	13,125	730,204
Arkema SA	4,918	507,597
Atos Origin SA (a)	6,624	564,918
AXA SA	132,562	2,659,683
BNP Paribas SA (a)	78,067	3,137,182
Bouygues SA	17,438	616,233
Bureau Veritas SA	20,131	439,289
Capgemini SA	10,888	1,404,394
Carrefour SA	39,597	629,684
Compagnie de St. Gobain (a)	36,903	1,354,956
Credit Agricole SA (a)	85,477	822,781
Danone SA	43,876	2,936,764
Dassault Systemes SA	9,330	1,693,601
Edenred SA	16,659	826,737
Eiffage SA (a)	5,695	496,423
ENGIE (a)	126,765	1,685,855
Essilor International SA	19,984	2,641,205
Gecina SA	3,623	467,315
Groupe Eurotunnel SA (a)	28,492	427,246
Hermes International SCA	2,366	1,912,460
Ingenico SA	4,308	690,908
Kering SA	5,072	2,878,245
Klepierre SA	13,735	236,054
L'Oreal SA	16,709	5,608,006
Legrand SA	18,027	1,394,537
LVMH Moet Hennessy Louis Vuitton SE	18,321	7,966,762
Michelin CGDE Series B	12,357	1,285,871
Orange SA	129,989	1,523,585
Orpea	3,385	431,432
Pernod Ricard SA	14,880	2,559,073
Peugeot Citroen SA	38,670	621,320
Publicis Groupe SA	15,627	499,690
Renault SA	14,503	342,616
Safran SA (a)	22,431	2,385,575
Sanofi SA	78,063	8,196,385
Schneider Electric SA	37,570	4,307,908
Societe Generale Series A	53,877	829,453
Sodexo SA	5,667	389,045
SR Teleperformance SA	3,934	1,146,002
Suez Environnement SA	28,057	369,661
Thales SA	7,049	509,495
Total SA	168,514	6,377,191
Valeo SA	16,619	426,483
Veolia Environnement SA	38,274	876,765
VINCI SA	34,539	2,972,601
Vivendi SA	55,083	1,461,705
Worldline SA (a)(b)	1	86

TOTAL FRANCE		87,799,682

Germany - 5.1%
adidas AG	12,597	3,470,757
Allianz SE	28,466	5,908,925
BASF AG	62,719	3,459,961
Bayer AG	67,076	4,456,091
Bayerische Motoren Werke AG (BMW)	21,943	1,413,872
Bechtle AG	1,840	357,409
Beiersdorf AG	6,639	792,733
Brenntag AG	10,606	651,153
Carl Zeiss Meditec AG	2,435	254,276
Commerzbank AG	64,718	331,544
Continental AG	7,319	707,007
Covestro AG (b)	11,846	458,528
Daimler AG (Germany)	60,712	2,674,687
Delivery Hero AG (a)(b)	9,478	1,091,452
Deutsche Bank AG (a)	141,174	1,262,352
Deutsche Borse AG	12,924	2,353,603
Deutsche Post AG	65,831	2,672,093
Deutsche Telekom AG	220,236	3,676,785
Deutsche Wohnen AG (Bearer)	24,639	1,195,769
E.ON AG	149,976	1,760,721
Evonik Industries AG	11,187	301,375
Fresenius Medical Care AG & Co. KGaA	14,521	1,279,330
Fresenius SE & Co. KGaA	28,172	1,402,739
GEA Group AG	11,296	407,567
Hannover Reuck SE	4,151	701,179
HeidelbergCement AG	10,228	567,607
Henkel AG & Co. KGaA	6,592	571,896
Infineon Technologies AG	89,104	2,271,741
KION Group AG	4,440	341,002
Knorr-Bremse AG	3,248	380,264
Lanxess AG	5,462	283,094
LEG Immobilien AG	4,734	659,467
Merck KGaA	8,900	1,132,770
MTU Aero Engines Holdings AG	3,672	635,190
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,568	2,536,222
OSRAM Licht AG (a)	2,815	147,194
Puma AG	5,755	446,336
Rheinmetall AG	2,818	266,354
RWE AG	39,058	1,471,348
SAP SE	73,635	11,623,529
Scout24 AG (b)	7,083	612,824
Siemens AG	55,006	7,009,747
Symrise AG	8,637	1,078,948
Thyssenkrupp AG (a)	26,441	204,630
TUI AG (GB)	28,868	108,868
Uniper SE	12,549	434,002
Vonovia SE	36,992	2,404,453
Zalando SE (a)(b)	9,088	655,587

TOTAL GERMANY		78,884,981

Greece - 0.1%
Alpha Bank AE (a)	80,178	49,301
EFG Eurobank Ergasias SA (a)	171,742	71,980
Greek Organization of Football Prognostics SA	15,593	140,146
Hellenic Telecommunications Organization SA	16,457	242,319
Jumbo SA	7,252	141,891
Lamda Development SA (a)	3,861	25,651
Motor Oil (HELLAS) Corinth Refineries SA	4,141	55,803
Mytilineos SA	8,384	77,427
National Bank of Greece SA (a)	39,856	52,183
Piraeus Bank SA (a)	20,915	28,505

TOTAL GREECE		885,206

Hong Kong - 2.0%
AIA Group Ltd.	824,600	7,435,372
Bank of East Asia Ltd.	109,906	250,151
Beijing Enterprises Holdings Ltd.	29,000	101,403
BOC Hong Kong (Holdings) Ltd.	248,500	692,567
China Everbright International Ltd.	222,185	137,319
China Jinmao Holdings Group Ltd.	364,000	247,510
China Merchants Holdings International Co. Ltd.	82,000	93,847
China Mobile Ltd.	376,500	2,570,041
China Overseas Land and Investment Ltd.	259,000	788,666
China Resources Beer Holdings Co. Ltd.	94,000	653,730
China Resources Power Holdings Co. Ltd.	114,000	145,326
China Taiping Insurance Group Ltd.	96,000	170,192
China Unicom Ltd.	372,000	206,916
CLP Holdings Ltd.	117,500	1,111,044
CNOOC Ltd.	1,087,000	1,147,329
CSPC Pharmaceutical Group Ltd.	435,600	913,882
Far East Horizon Ltd.	178,000	146,529
Fosun International Ltd.	159,000	181,150
Galaxy Entertainment Group Ltd.	176,000	1,199,025
Guangdong Investment Ltd.	206,000	332,777
Hang Lung Properties Ltd.	127,000	311,671
Hang Seng Bank Ltd.	50,400	792,713
Henderson Land Development Co. Ltd.	121,500	454,718
Hong Kong & China Gas Co. Ltd.	696,660	998,196
Hong Kong Exchanges and Clearing Ltd.	81,253	3,881,122
Lenovo Group Ltd.	406,000	244,638
Link (REIT)	146,631	1,138,002
MTR Corp. Ltd.	104,613	519,670
New World Development Co. Ltd.	94,000	458,460
Power Assets Holdings Ltd.	95,500	531,699
Sino Land Ltd.	230,576	279,358
Sun Art Retail Group Ltd.	146,000	202,697
Sun Hung Kai Properties Ltd.	100,500	1,222,261
Swire Pacific Ltd. (A Shares)	30,500	150,187
Swire Properties Ltd.	66,200	152,895
Techtronic Industries Co. Ltd.	117,500	1,227,259
Vitasoy International Holdings Ltd.	64,000	243,191

TOTAL HONG KONG		31,333,513

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	31,291	183,766
OTP Bank PLC (a)	15,554	552,757
Richter Gedeon PLC	9,917	229,808

TOTAL HUNGARY		966,331

India - 2.2%
Adani Ports & Special Economic Zone Ltd.	50,290	211,578
Asian Paints Ltd.	30,575	700,099
Avenue Supermarts Ltd. (a)(b)	6,987	192,436
Axis Bank Ltd.	153,954	887,003
Bajaj Finance Ltd.	17,011	738,226
Bajaj Finserv Ltd.	3,948	327,027
Bharat Petroleum Corp. Ltd.	52,629	290,682
Bharti Airtel Ltd. (a)	164,000	1,214,568
HDFC Bank Ltd.	289,400	3,991,796
HDFC Standard Life Insurance Co. Ltd. (a)(b)	33,056	276,687
Hindustan Unilever Ltd.	60,858	1,795,116
Housing Development Finance Corp. Ltd.	117,493	2,794,536
ICICI Bank Ltd.	439,710	2,043,317
IndusInd Bank Ltd.	39,349	275,081
Infosys Ltd.	254,563	3,268,511
ITC Ltd.	583,607	1,512,377
JSW Steel Ltd.	66,019	194,083
Kotak Mahindra Bank Ltd.	84,023	1,531,693
Larsen & Toubro Ltd.	82,661	1,007,831
Maruti Suzuki India Ltd.	8,983	750,911
Power Grid Corp. of India Ltd.	153,539	365,403
Reliance Industries Ltd.	215,755	5,952,845
State Bank of India (a)	262,649	671,171
Sun Pharmaceutical Industries Ltd.	72,160	512,113
Tata Consultancy Services Ltd.	71,640	2,181,520
Titan Co. Ltd.	29,946	416,994
Ultratech Cemco Ltd.	8,099	445,088

TOTAL INDIA		34,548,692

Indonesia - 0.4%
Mitra Keluarga Karyasehat Tbk PT	432,700	71,115
PT ACE Hardware Indonesia Tbk	489,200	58,621
PT Adaro Energy Tbk	1,110,800	83,086
PT Astra International Tbk	1,341,500	472,562
PT Bank Central Asia Tbk	760,500	1,628,970
PT Bank Mandiri (Persero) Tbk	1,240,600	493,077
PT Bank Negara Indonesia (Persero) Tbk	504,800	159,590
PT Bank Rakyat Indonesia Tbk	3,654,800	793,878
PT Bank Tabungan Pensiunan Nasional Syariah Tbk	166,200	39,413
PT Barito Pacific Tbk (a)	1,724,300	112,820
PT Charoen Pokphand Indonesia Tbk (a)	476,900	203,643
PT Gudang Garam Tbk	33,100	113,491
PT Indah Kiat Pulp & Paper Tbk	156,600	84,030
PT Indocement Tunggal Prakarsa Tbk	123,200	104,612
PT Indofood CBP Sukses Makmur Tbk	156,400	98,565
PT Indofood Sukses Makmur Tbk	304,000	134,737
PT Jasa Marga Tbk	171,100	46,160
PT Kalbe Farma Tbk	1,502,900	161,671
PT Perusahaan Gas Negara Tbk Series B	747,400	64,971
PT Semen Gresik (Persero) Tbk	186,500	118,241
PT Telekomunikasi Indonesia Tbk Series B	3,145,600	656,109
PT Tower Bersama Infrastructure Tbk	752,000	64,940
PT United Tractors Tbk	102,800	150,655

TOTAL INDONESIA		5,914,957

Ireland - 0.6%
Bank Ireland Group PLC	60,256	124,212
CRH PLC	53,705	1,955,320
DCC PLC (United Kingdom)	6,883	615,553
Grafton Group PLC unit	13,591	114,483
ICON PLC (a)	3,626	672,478
James Hardie Industries PLC CDI	29,410	608,717
Kerry Group PLC Class A	10,259	1,353,474
Kingspan Group PLC (Ireland)	10,357	741,152
Paddy Power Betfair PLC	3,915	587,807
Paddy Power Betfair PLC (Ireland)	5,717	864,353
Ryanair Holdings PLC sponsored ADR (a)	13,795	1,034,625
Smurfit Kappa Group PLC	16,187	542,660
United Drug PLC (United Kingdom)	17,696	164,928

TOTAL IRELAND		9,379,762

Isle of Man - 0.0%
Gaming VC Holdings SA	39,878	346,923
NEPI Rockcastle PLC	30,110	156,753

TOTAL ISLE OF MAN		503,676

Israel - 0.5%
Airport City Ltd. (a)	5,936	67,398
Alony Hetz Properties & Investments Ltd.	10,612	113,383
Amot Investments Ltd.	7,933	38,209
Azrieli Group	2,596	124,274
Bank Hapoalim BM (Reg.)	76,182	453,071
Bank Leumi le-Israel BM	100,009	500,493
Bezeq The Israel Telecommunication Corp. Ltd. (a)	147,488	147,533
Check Point Software Technologies Ltd. (a)	7,788	976,226
CyberArk Software Ltd. (a)	2,595	305,795
Elbit Systems Ltd. (Israel)	1,645	230,931
First International Bank of Israel	4,594	103,889
Gazit-Globe Ltd.	4,278	17,753
Icl Group Ltd.	44,829	140,743
Isracard Ltd.	3,766	8,682
Israel Discount Bank Ltd. (Class A)	80,631	244,620
Kornit Digital Ltd. (a)	2,870	153,803
Melisron Ltd.	1,280	47,554
Mizrahi Tefahot Bank Ltd.	10,052	207,302
NICE Systems Ltd. (a)	4,170	847,729
Paz Oil Co. Ltd.	794	62,821
Plus500 Ltd.	7,625	119,424
Radware Ltd. (a)	2,090	53,400
Reit 1 Ltd.	10,557	41,298
Shikun & Binui Ltd.	11,553	52,218
Shufersal Ltd.	14,183	100,011
Strauss Group Ltd.	3,880	109,975
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	74,083	854,918
Tower Semiconductor Ltd. (a)	7,604	158,492
Wix.com Ltd. (a)	3,202	930,117

TOTAL ISRAEL		7,212,062

Italy - 1.2%
A2A SpA	99,749	142,585
Amplifon SpA	5,832	198,881
Assicurazioni Generali SpA	83,827	1,250,099
Astm SpA (a)	4,876	103,271
Atlantia SpA (a)	32,347	518,236
Azimut Holding SpA	7,718	145,917
Banca Mediolanum S.p.A.	16,791	124,509
Banco BPM SpA	97,233	145,575
Davide Campari Milano NV	27,339	274,152
Enel SpA	524,540	4,805,062
Eni SpA	173,755	1,547,777
FinecoBank SpA	33,827	489,116
Hera SpA	52,075	200,833
Infrastrutture Wireless Italiane SpA (b)	19,530	197,041
Interpump Group SpA	5,870	191,395
Intesa Sanpaolo SpA	1,069,896	2,180,816
Italgas SpA	33,671	215,765
Leonardo SpA	27,096	172,675
Mediobanca SpA	45,724	369,270
Moncler SpA	13,051	501,174
Nexi SpA (a)(b)	16,990	303,503
Pirelli & C. SpA (b)	27,707	109,760
Poste Italiane SpA (b)	32,115	293,257
Prysmian SpA	18,275	465,630
Recordati SpA	6,748	359,604
Saipem SpA	39,131	82,624
Snam Rete Gas SpA	148,101	785,050
Telecom Italia SpA	728,648	295,507
Terna SpA	95,762	711,335
UniCredit SpA	144,175	1,311,265
Unione di Banche Italiane SCpA	68,037	286,435
Unipol Gruppo SpA	27,594	114,870

TOTAL ITALY		18,892,989

Japan - 17.0%
ABC-MART, Inc.	2,200	115,970
ACOM Co. Ltd.	31,100	108,999
Activia Properties, Inc.	47	154,735
Advance Residence Investment Corp.	90	289,925
Advantest Corp.	13,700	748,008
Aeon (REIT) Investment Corp.	101	99,230
AEON Co. Ltd.	58,800	1,390,242
AEON MALL Co. Ltd.	7,200	85,498
Agc, Inc.	16,500	463,830
Aica Kogyo Co. Ltd.	4,400	141,533
Ain Holdings, Inc.	2,000	127,344
Air Water, Inc.	14,500	186,977
Aisin Seiki Co. Ltd.	12,600	359,473
Ajinomoto Co., Inc.	38,300	691,683
Alfresa Holdings Corp.	14,100	287,981
Alps Electric Co. Ltd.	14,100	177,746
Amada Co. Ltd.	25,100	168,683
Amano Corp.	4,600	86,260
Ana Holdings, Inc. (a)	23,500	486,553
Anritsu Corp.	9,500	225,440
Aozora Bank Ltd.	7,700	123,176
Asahi Group Holdings	31,300	1,020,251
ASAHI INTECC Co. Ltd.	18,100	504,074
Asahi Kasei Corp.	95,200	684,785
Asics Corp.	12,600	139,266
Astellas Pharma, Inc.	120,700	1,882,674
Azbil Corp.	9,100	301,743
Bandai Namco Holdings, Inc.	15,000	828,335
Bank of Kyoto Ltd.	5,000	182,561
Benesse Holdings, Inc.	5,400	140,184
Bic Camera, Inc.	11,900	119,388
Bridgestone Corp.	43,200	1,272,480
Brother Industries Ltd.	17,100	263,959
Calbee, Inc.	7,400	234,538
Canon, Inc.	74,700	1,202,112
Capcom Co. Ltd.	5,600	218,488
Casio Computer Co. Ltd.	15,600	249,326
Central Japan Railway Co.	14,200	1,722,595
Chiba Bank Ltd.	51,400	235,507
Chubu Electric Power Co., Inc.	49,000	582,663
Chugai Pharmaceutical Co. Ltd.	43,500	1,963,992
Chugoku Electric Power Co., Inc.	23,300	283,505
Coca-Cola West Co. Ltd.	9,800	145,813
Comforia Residential REIT, Inc.	38	118,823
COMSYS Holdings Corp.	8,400	247,145
Concordia Financial Group Ltd.	82,800	245,515
Cosmos Pharmaceutical Corp.	1,400	255,652
Credit Saison Co. Ltd.	10,200	95,500
CyberAgent, Inc.	6,900	390,307
Dai Nippon Printing Co. Ltd.	21,900	475,795
Dai-ichi Mutual Life Insurance Co.	82,900	977,921
Daicel Chemical Industries Ltd.	20,500	135,950
Daifuku Co. Ltd.	8,500	762,836
Daiichi Sankyo Kabushiki Kaisha	41,700	3,689,890
Daiichikosho Co. Ltd.	3,000	80,629
Daikin Industries Ltd.	20,000	3,518,930
Dainippon Sumitomo Pharma Co. Ltd.	11,800	147,373
Daito Trust Construction Co. Ltd.	4,700	367,280
Daiwa House Industry Co. Ltd.	45,200	997,439
Daiwa House REIT Investment Corp.	136	352,928
Daiwa Office Investment Corp.	20	104,483
Daiwa Securities Group, Inc.	109,700	487,094
Denki Kagaku Kogyo KK	6,300	151,508
DENSO Corp.	35,100	1,298,440
Dentsu Group, Inc.	17,100	381,504
Dic Corp.	5,400	130,003
Disco Corp.	1,900	451,778
Dmg Mori Co. Ltd.	8,800	93,358
Dowa Holdings Co. Ltd.	3,800	111,516
East Japan Railway Co.	26,000	1,498,761
Ebara Corp.	5,700	135,404
Eisai Co. Ltd.	20,300	1,638,344
Electric Power Development Co. Ltd.	11,200	151,830
Ezaki Glico Co. Ltd.	3,700	170,573
FamilyMart Co. Ltd.	17,500	392,837
Fancl Corp.	5,900	168,882
Fanuc Corp.	13,200	2,227,145
Fast Retailing Co. Ltd.	4,400	2,339,929
Frontier Real Estate Investment Corp.	35	97,605
Fuji Electric Co. Ltd.	9,900	269,862
Fujifilm Holdings Corp.	28,200	1,261,176
Fujitsu Ltd.	13,000	1,740,637
Fukuoka Financial Group, Inc.	12,500	181,795
Glory Ltd.	4,400	95,312
GLP J-REIT	252	418,274
GMO Payment Gateway, Inc.	2,700	280,572
GOLDWIN, Inc.	2,300	136,234
Hakuhodo DY Holdings, Inc.	20,100	219,504
Hamamatsu Photonics K.K.	9,700	417,855
Hankyu Hanshin Holdings, Inc.	18,000	512,682
Harmonic Drive Systems, Inc.	2,800	155,004
Haseko Corp.	17,400	205,581
Hikari Tsushin, Inc.	1,500	323,083
Hino Motors Ltd.	19,800	114,173
Hirose Electric Co. Ltd.	2,300	240,527
Hisamitsu Pharmaceutical Co., Inc.	6,200	269,718
Hitachi Construction Machinery Co. Ltd.	7,000	202,846
Hitachi Ltd.	66,300	1,985,953
Hitachi Metals Ltd.	13,500	174,975
Honda Motor Co. Ltd.	124,400	3,032,856
Horiba Ltd.	2,900	147,938
Hoshizaki Corp.	3,800	288,621
House Foods Group, Inc.	5,000	151,859
Hoya Corp.	25,600	2,519,975
Hulic (REIT), Inc.	76	89,674
Hulic Co. Ltd.	33,300	285,011
Ibiden Co. Ltd.	9,400	252,372
Idemitsu Kosan Co. Ltd.	16,257	338,644
IHI Corp.	10,300	128,398
Iida Group Holdings Co. Ltd.	11,600	178,403
Industrial & Infrastructure Fund Investment Corp.	122	227,507
INPEX Corp.	76,900	438,946
Invesco Office J-REIT, Inc.	620	73,155
Invincible Investment Corp.	412	94,189
Isetan Mitsukoshi Holdings Ltd.	25,400	115,901
Isuzu Motors Ltd.	42,800	349,098
IT Holdings Corp.	15,600	334,828
ITO EN Ltd.	4,400	258,542
Itochu Corp.	107,900	2,365,850
ITOCHU Techno-Solutions Corp.	6,300	254,428
J. Front Retailing Co. Ltd.	17,700	102,355
Japan Airlines Co. Ltd.	24,000	388,495
Japan Airport Terminal Co. Ltd.	4,600	157,961
Japan Excellent, Inc.	84	88,718
Japan Exchange Group, Inc.	36,500	862,028
Japan Hotel REIT Investment Corp.	290	104,516
Japan Logistics Fund, Inc.	64	191,658
Japan Post Holdings Co. Ltd.	100,000	682,980
Japan Prime Realty Investment Corp.	60	157,744
Japan Real Estate Investment Corp.	98	499,929
Japan Retail Fund Investment Corp.	170	203,798
Japan Tobacco, Inc.	77,200	1,319,538
JFE Holdings, Inc.	37,600	246,802
JGC Corp.	17,200	174,031
JSR Corp.	14,100	302,500
JTEKT Corp.	16,000	106,484
JX Holdings, Inc.	224,700	787,935
K's Holdings Corp.	14,500	186,293
Kagome Co. Ltd.	5,500	166,525
Kajima Corp.	35,800	393,265
Kakaku.com, Inc.	8,700	209,004
Kaken Pharmaceutical Co. Ltd.	2,800	126,305
Kamigumi Co. Ltd.	8,100	146,765
Kaneka Corp.	4,600	107,336
Kansai Electric Power Co., Inc.	58,000	551,710
Kansai Paint Co. Ltd.	17,000	326,012
Kao Corp.	32,900	2,386,699
Kawasaki Heavy Industries Ltd.	10,800	147,276
KDDI Corp.	106,500	3,386,428
Keihan Electric Railway Co., Ltd.	7,400	299,202
Keihin Electric Express Railway Co. Ltd.	18,000	233,810
Keio Corp.	8,600	429,432
Keisei Electric Railway Co.	11,300	276,287
Kenedix Office Investment Corp.	28	152,888
Kewpie Corp.	7,500	132,989
Keyence Corp.	12,700	5,305,314
Kikkoman Corp.	13,300	624,195
Kinden Corp.	9,800	151,553
Kintetsu Group Holdings Co. Ltd.	13,200	511,265
Kirin Holdings Co. Ltd.	61,800	1,190,805
Kobayashi Pharmaceutical Co. Ltd.	3,800	336,007
Kobe Bussan Co. Ltd.	3,900	239,847
Koito Manufacturing Co. Ltd.	8,500	331,231
Komatsu Ltd.	65,600	1,288,838
Konami Holdings Corp.	6,600	201,690
Konica Minolta, Inc.	32,500	86,088
Kose Corp.	2,200	220,301
Kubota Corp.	78,200	1,113,566
Kuraray Co. Ltd.	25,700	251,644
Kurita Water Industries Ltd.	7,100	189,749
Kyocera Corp.	23,700	1,319,860
Kyowa Exeo Corp.	7,600	178,342
Kyowa Hakko Kirin Co., Ltd.	16,800	414,911
Kyushu Electric Power Co., Inc.	30,400	253,872
Kyushu Financial Group, Inc.	30,800	124,824
Kyushu Railway Co.	10,600	208,085
LaSalle Logiport REIT	94	171,119
Lasertec Corp.	5,300	460,630
Lawson, Inc.	3,700	183,506
LINE Corp. (a)	3,800	200,671
Lion Corp.	20,400	525,923
LIXIL Group Corp.	19,000	252,364
M3, Inc.	29,200	1,499,495
Mabuchi Motor Co. Ltd.	4,000	118,842
Maeda Road Construction Co. Ltd.	4,600	83,565
Makita Corp.	18,900	720,434
Mani, Inc.	5,000	127,722
Marubeni Corp.	121,100	557,535
Marui Group Co. Ltd.	15,100	219,565
Maruichi Steel Tube Ltd.	5,100	120,111
Matsumotokiyoshi Holdings Co. Ltd.	6,100	202,555
Mazda Motor Corp.	39,500	227,866
McDonald's Holdings Co. (Japan) Ltd.	4,500	214,255
MCUBS MidCity Investment Corp.	121	78,529
Mebuki Financial Group, Inc.	74,700	165,130
Medipal Holdings Corp.	14,800	271,798
Meiji Holdings Co. Ltd.	9,800	769,540
Mercari, Inc. (a)	6,200	258,882
Minebea Mitsumi, Inc.	30,200	495,261
Misumi Group, Inc.	20,000	471,211
Mitsubishi Chemical Holdings Corp.	98,700	530,298
Mitsubishi Corp.	102,000	2,055,279
Mitsubishi Electric Corp.	147,000	1,918,949
Mitsubishi Estate Co. Ltd.	93,900	1,348,901
Mitsubishi Gas Chemical Co., Inc.	14,400	226,771
Mitsubishi Heavy Industries Ltd.	23,700	551,347
Mitsubishi Logistics Corp.	5,600	151,247
Mitsubishi Materials Corp.	8,900	181,956
Mitsubishi Motors Corp. of Japan	41,900	82,564
Mitsubishi UFJ Financial Group, Inc.	883,300	3,310,008
Mitsubishi UFJ Lease & Finance Co. Ltd.	33,500	140,829
Mitsui & Co. Ltd.	117,400	1,755,142
Mitsui Chemicals, Inc.	13,000	247,410
Mitsui Fudosan Co. Ltd.	66,300	1,036,533
Mitsui Fudosan Logistics Park, Inc.	28	152,624
Mitsui OSK Lines Ltd.	8,100	133,314
Miura Co. Ltd.	7,400	277,181
Mizuho Financial Group, Inc.	1,739,900	2,121,021
MonotaRO Co. Ltd.	9,400	400,047
Mori Hills REIT Investment Corp.	106	137,288
Morinaga & Co. Ltd.	3,100	112,309
Morinaga Milk Industry Co. Ltd.	3,000	139,436
MS&AD Insurance Group Holdings, Inc.	34,500	866,917
Murata Manufacturing Co. Ltd.	43,700	2,806,881
Nabtesco Corp.	8,300	248,557
Nagoya Railroad Co. Ltd.	12,800	322,373
Nankai Electric Railway Co. Ltd.	7,400	144,568
NEC Corp.	17,600	986,050
New Hampshire Foods Ltd.	7,300	320,849
Nexon Co. Ltd.	31,500	812,385
NGK Insulators Ltd.	18,200	226,188
NGK Spark Plug Co. Ltd.	11,700	155,735
NHK Spring Co. Ltd.	14,900	82,625
Nichirei Corp.	8,600	245,563
Nidec Corp.	37,400	2,970,945
Nifco, Inc.	5,500	122,517
Nihon Kohden Corp.	5,800	199,169
Nihon M&A Center, Inc.	9,400	454,660
Nihon Unisys Ltd.	5,300	159,969
Nikon Corp.	26,100	182,476
Nintendo Co. Ltd.	8,100	3,562,463
Nippon Accommodations Fund, Inc.	32	205,867
Nippon Building Fund, Inc.	99	553,663
Nippon Express Co. Ltd.	5,800	275,727
Nippon Kayaku Co. Ltd.	10,200	100,059
Nippon Paint Holdings Co. Ltd.	13,600	922,469
Nippon REIT Investment Corp.	30	90,548
Nippon Shinyaku Co. Ltd.	4,100	314,893
Nippon Shokubai Co. Ltd.	2,300	113,854
Nippon Steel & Sumitomo Metal Corp.	65,500	537,059
Nippon Suisan Kaisha Co. Ltd.	22,500	94,395
Nippon Telegraph & Telephone Corp.	167,200	3,880,956
Nippon Yusen KK	11,000	143,132
Nishi-Nippon Railroad Co. Ltd.	5,300	131,830
Nissan Chemical Corp.	10,100	534,910
Nissan Motor Co. Ltd.	164,600	563,025
Nisshin Seifun Group, Inc.	18,900	289,509
Nissin Food Holdings Co. Ltd.	5,800	519,428
Nitori Holdings Co. Ltd.	5,800	1,269,529
Nitto Denko Corp.	11,100	629,153
NKSJ Holdings, Inc.	25,100	827,150
NOF Corp.	5,600	207,907
Nomura Holdings, Inc.	223,400	1,051,359
Nomura Real Estate Holdings, Inc.	8,300	137,373
Nomura Real Estate Master Fund, Inc.	309	381,817
Nomura Research Institute Ltd.	26,600	697,573
NSK Ltd.	36,100	243,012
NTT Data Corp.	44,800	509,342
NTT DOCOMO, Inc.	79,000	2,174,958
Obayashi Corp.	51,300	458,027
OBIC Co. Ltd.	4,600	821,747
Odakyu Electric Railway Co. Ltd.	23,400	489,689
Oji Holdings Corp.	66,100	277,397
Olympus Corp.	88,900	1,598,997
OMRON Corp.	14,200	1,022,823
Ono Pharmaceutical Co. Ltd.	34,100	954,658
Oracle Corp. Japan	2,400	287,488
Oriental Land Co. Ltd.	15,500	1,855,226
ORIX Corp.	89,100	963,627
ORIX JREIT, Inc.	196	251,631
Osaka Gas Co. Ltd.	28,600	530,293
Otsuka Corp.	7,600	392,008
Otsuka Holdings Co. Ltd.	38,500	1,596,731
Pan Pacific International Hold	40,700	923,925
Panasonic Corp.	158,000	1,368,497
Park24 Co. Ltd.	7,500	100,609
Penta-Ocean Construction Co. Ltd.	19,900	103,772
PeptiDream, Inc. (a)	7,000	280,714
Persol Holdings Co., Ltd.	12,400	156,735
Pigeon Corp.	8,000	309,480
Pola Orbis Holdings, Inc.	5,700	93,856
Premier Investment Corp.	78	87,465
Rakuten, Inc.	57,000	523,791
Recruit Holdings Co. Ltd.	109,000	3,400,347
Relo Group, Inc.	7,400	127,790
Renesas Electronics Corp. (a)	68,400	373,484
Rengo Co. Ltd.	16,700	125,422
Resona Holdings, Inc.	150,900	494,691
Ricoh Co. Ltd.	51,100	329,072
Rinnai Corp.	2,600	212,215
ROHM Co. Ltd.	6,800	428,473
Rohto Pharmaceutical Co. Ltd.	8,000	245,997
Ryohin Keikaku Co. Ltd.	19,100	228,612
Sankyo Co. Ltd. (Gunma)	22	548
Sankyu, Inc.	3,800	130,849
Santen Pharmaceutical Co. Ltd.	28,300	475,877
Sanwa Holdings Corp.	16,400	139,746
Sapporo Holdings Ltd.	5,400	92,993
Sawai Pharmaceutical Co. Ltd.	2,900	136,980
SBI Holdings, Inc. Japan	14,700	306,484
Screen Holdings Co. Ltd.	3,200	160,836
SCSK Corp.	3,700	186,652
Secom Co. Ltd.	14,500	1,253,946
Sega Sammy Holdings, Inc.	12,200	137,035
Seibu Holdings, Inc.	18,000	160,181
Seiko Epson Corp.	20,800	220,668
Seino Holdings Co. Ltd.	11,300	138,881
Sekisui Chemical Co. Ltd.	33,100	447,775
Sekisui House (REIT), Inc.	267	174,292
Sekisui House Ltd.	45,200	825,522
Seven & i Holdings Co. Ltd.	54,600	1,649,986
Seven Bank Ltd.	50,000	121,392
SG Holdings Co. Ltd.	16,200	592,263
Sharp Corp.	13,600	132,332
Shikoku Electric Power Co., Inc.	14,500	97,256
Shimadzu Corp.	18,100	455,001
Shimamura Co. Ltd.	1,600	110,793
SHIMANO, Inc.	5,800	1,260,214
SHIMIZU Corp.	52,400	375,636
Shin-Etsu Chemical Co. Ltd.	26,100	3,054,712
Shinsei Bank Ltd.	13,400	151,383
Shionogi & Co. Ltd.	19,700	1,171,972
Ship Healthcare Holdings, Inc.	2,900	124,378
Shiseido Co. Ltd.	27,500	1,532,195
Shizuoka Bank Ltd.	38,100	247,431
SHO-BOND Holdings Co. Ltd.	3,300	141,221
Shochiku Co. Ltd.	1,000	112,229
Showa Denko K.K.	10,800	223,907
Skylark Co. Ltd.	13,000	179,916
SMC Corp.	4,600	2,393,104
SoftBank Corp.	110,700	1,479,242
SoftBank Group Corp.	112,500	7,095,722
Sohgo Security Services Co., Ltd.	5,700	267,352
Sojitz Corp.	71,600	150,193
Sony Corp.	86,000	6,681,774
Sotetsu Holdings, Inc.	6,800	160,918
Square Enix Holdings Co. Ltd.	6,200	330,339
Stanley Electric Co. Ltd.	11,000	261,452
Subaru Corp.	43,400	819,713
Sugi Holdings Co. Ltd.	2,600	188,144
Sumco Corp.	17,100	265,307
Sumitomo Chemical Co. Ltd.	122,500	353,488
Sumitomo Corp.	85,500	949,881
Sumitomo Electric Industries Ltd.	55,200	616,729
Sumitomo Forestry Co. Ltd.	11,400	127,510
Sumitomo Heavy Industries Ltd.	9,000	175,366
Sumitomo Metal Mining Co. Ltd.	19,100	574,138
Sumitomo Mitsui Financial Group, Inc.	94,100	2,507,430
Sumitomo Mitsui Trust Holdings, Inc.	25,500	654,690
Sumitomo Realty & Development Co. Ltd.	32,600	831,366
Sumitomo Rubber Industries Ltd.	11,800	97,651
Sundrug Co. Ltd.	4,600	156,875
Suntory Beverage & Food Ltd.	8,300	311,676
Suzuken Co. Ltd.	5,600	198,120
Suzuki Motor Corp.	31,100	1,020,498
Sysmex Corp.	11,100	852,620
T&D Holdings, Inc.	42,800	352,308
Taiheiyo Cement Corp.	8,300	180,134
Taisei Corp.	15,700	539,293
Taisho Pharmaceutical Holdings Co. Ltd.	3,600	203,032
Taiyo Nippon Sanso Corp.	14,200	222,548
Taiyo Yuden Co. Ltd.	8,900	282,124
Takara Holdings, Inc.	14,700	126,693
Takashimaya Co. Ltd.	12,300	81,863
Takeda Pharmaceutical Co. Ltd.	107,884	3,912,608
TDK Corp.	9,000	1,002,033
TechnoPro Holdings, Inc.	2,400	121,978
Teijin Ltd.	13,100	189,187
Terumo Corp.	47,800	1,808,325
The Chugoku Bank Ltd.	13,100	111,998
The Hachijuni Bank Ltd.	34,100	125,634
THK Co. Ltd.	8,200	190,330
Tobu Railway Co. Ltd.	14,400	403,256
Toho Co. Ltd.	9,100	270,504
Toho Gas Co. Ltd.	6,800	294,214
Tohoku Electric Power Co., Inc.	36,300	341,893
Tokai Carbon Co. Ltd.	13,900	121,274
Tokio Marine Holdings, Inc.	48,200	2,035,243
Tokuyama Corp.	4,400	103,056
Tokyo Century Corp.	3,900	216,268
Tokyo Electric Power Co., Inc. (a)	51,400	137,096
Tokyo Electron Ltd.	10,700	2,960,875
Tokyo Gas Co. Ltd.	26,500	562,651
Tokyo Tatemono Co. Ltd.	14,700	157,113
Tokyu Corp.	39,800	442,934
Tokyu Fudosan Holdings Corp.	40,300	154,008
Tokyu REIT, Inc.	63	78,679
Toppan Printing Co. Ltd.	22,800	341,804
Toray Industries, Inc.	114,300	494,755
Toshiba Corp.	28,800	870,625
Tosoh Corp.	21,400	287,234
Toto Ltd.	11,400	430,028
Toyo Seikan Group Holdings Ltd.	10,400	113,916
Toyo Suisan Kaisha Ltd.	7,000	423,220
Toyo Tire Corp.	10,000	132,634
Toyota Industries Corp.	14,000	706,249
Toyota Motor Corp.	177,900	10,560,847
Toyota Tsusho Corp.	16,700	423,569
Trend Micro, Inc.	8,500	498,516
Tsumura & Co.	4,800	119,303
Tsuruha Holdings, Inc.	2,400	330,792
Ube Industries Ltd.	6,600	107,792
Unicharm Corp.	30,100	1,352,943
United Urban Investment Corp.	203	197,333
Ushio, Inc.	8,600	100,254
USS Co. Ltd.	14,200	210,743
Welcia Holdings Co. Ltd.	3,500	320,722
West Japan Railway Co.	13,000	561,405
Workman Co. Ltd.	1,600	150,243
Yahoo! Japan Corp.	183,300	974,741
Yakult Honsha Co. Ltd.	10,900	618,856
Yamada Denki Co. Ltd.	46,900	202,478
Yamaha Corp.	12,000	553,281
Yamaha Motor Co. Ltd.	23,100	336,846
Yamato Holdings Co. Ltd.	28,100	724,576
Yamazaki Baking Co. Ltd.	11,700	195,414
Yaskawa Electric Corp.	18,600	618,401
Yokogawa Electric Corp.	16,800	258,050
Yokohama Rubber Co. Ltd.	9,300	118,958
Zenkoku Hosho Co. Ltd.	3,600	124,472
Zensho Holdings Co. Ltd.	5,900	106,011
Zeon Corp.	13,000	124,038
Zozo, Inc.	12,900	348,533

TOTAL JAPAN		264,405,228

Korea (South) - 3.3%
Alteogen, Inc.	1,470	233,802
AMOREPACIFIC Corp.	1,856	257,636
AMOREPACIFIC Group, Inc.	2,063	91,949
BGF Retail Co. Ltd.	611	63,611
BS Financial Group, Inc.	21,212	91,173
Bukwang Pharmaceutical Co. Ltd.	135	4,177
Celltrion Healthcare Co. Ltd.	5,420	428,303
Celltrion Pharm, Inc.	30	2,953
Celltrion, Inc. (a)	7,359	1,824,581
Cheil Industries, Inc.	6,111	541,674
Cheil Worldwide, Inc.	4,911	78,848
CJ CheilJedang Corp.	582	187,858
CJ Corp.	935	64,426
CJ O Shopping Co. Ltd.	765	73,630
Com2uS Corp.	690	69,585
Coway Co. Ltd.	3,375	216,466
Daelim Industrial Co.	1,879	131,514
Daewoo Engineering & Construction Co. Ltd. (a)	14,810	43,222
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	2,755	54,484
Db Insurance Co. Ltd.	3,666	144,389
DGB Financial Group Co. Ltd.	12,317	53,043
Dongbu HiTek Co. Ltd.	2,328	66,383
Doosan Bobcat, Inc.	3,433	77,366
DuzonBizon Co. Ltd.	1,362	119,018
E-Mart Co. Ltd.	1,525	145,377
EO Technics Co. Ltd.	587	54,387
F&F Co. Ltd.	553	37,734
Fila Holdings Corp.	3,298	92,112
GemVax & Kael Co. Ltd. (a)	2,344	45,278
Genexine Co. Ltd. (a)	1,280	131,868
GS Engineering & Construction Corp.	5,040	113,582
GS Holdings Corp.	3,573	104,573
GS Retail Co. Ltd.	1,966	56,472
Hana Financial Group, Inc.	19,806	488,583
Hanjin Kal Corp.	2,821	198,154
Hankook Tire Co. Ltd.	5,225	113,819
Hanmi Pharm Co. Ltd.	495	109,070
Hanmi Science Co. Ltd.	2,277	80,352
Hanon Systems	10,747	89,509
Hansol Chemical Co. Ltd.	619	78,419
Hanssem Co. Ltd.	903	77,021
Hanwha Aerospace Co. Ltd. (a)	2,401	48,789
Hanwha Corp.	3,545	75,296
Hanwha Solutions Corp.	7,001	149,286
HDC Hyundai Development Co.	3,825	69,408
Hite Jinro Co. Ltd.	2,121	73,694
HLB Life Science Co. Ltd. (a)	2,702	37,733
HLB, Inc.	2,993	209,234
Hotel Shilla Co.	2,388	140,381
HUGEL, Inc.	564	73,998
Hyundai Department Store Co. Ltd.	1,208	60,306
Hyundai Elevator Co. Ltd.	1,872	72,478
Hyundai Engineering & Construction Co. Ltd.	4,953	142,063
Hyundai Fire & Marine Insurance Co. Ltd.	4,113	80,137
Hyundai Glovis Co. Ltd.	1,438	134,077
Hyundai Heavy Industries Co. Ltd. (a)	2,769	206,542
Hyundai Merchant Marine Co. Ltd. (a)	19,578	96,264
Hyundai Mipo Dockyard Co. Ltd.	1,670	43,570
Hyundai Mobis	4,622	794,258
Hyundai Motor Co.	10,338	1,093,570
Hyundai Robotics Co. Ltd.	641	126,768
Hyundai Steel Co.	5,697	118,146
Iljin Materials Co. Ltd.	1,399	59,312
Industrial Bank of Korea	18,287	124,018
INNOCEAN Worldwide, Inc.	964	40,306
Kakao Corp.	3,625	1,041,249
Kangwon Land, Inc.	7,514	143,574
KB Financial Group, Inc.	26,785	789,753
KCC Corp.	342	38,465
Kia Motors Corp.	17,623	595,362
KMW Co. Ltd. (a)	1,676	99,507
Koh Young Technology, Inc.	804	65,686
Korea Aerospace Industries Ltd.	5,384	107,828
Korea Electric Power Corp. (a)	20,561	328,631
Korea Express Co. Ltd. (a)	621	79,452
Korea Gas Corp.	3,144	66,647
Korea Investment Holdings Co. Ltd.	2,817	114,719
Korea Zinc Co. Ltd.	833	288,380
Korean Air Lines Co. Ltd. (a)	10,322	150,187
Korean Reinsurance Co.	8,526	50,834
KT&G Corp.	8,338	564,066
Kumho Petro Chemical Co. Ltd.	1,264	89,421
LG Chemical Ltd.	3,315	1,574,532
LG Corp.	8,729	540,152
LG Display Co. Ltd. (a)	15,169	159,967
LG Electronics, Inc.	7,148	422,594
LG Household & Health Care Ltd.	587	672,969
LG Innotek Co. Ltd.	1,002	134,900
LG Telecom Ltd.	17,049	163,239
Lotte Chemical Corp.	1,136	160,066
Lotte Confectionery Co. Ltd.	2,876	74,554
Lotte Shopping Co. Ltd.	891	58,041
LS Cable Ltd.	1,956	68,615
Mando Corp.	2,395	55,176
Medy-Tox, Inc.	287	41,447
Meritz Securities Co. Ltd.	20,509	52,822
Mezzion Pharma Co. Ltd. (a)	483	68,621
Mirae Asset Daewoo Co. Ltd.	25,439	167,840
NAVER Corp.	9,863	2,482,534
NCSOFT Corp.	1,095	742,599
Netmarble Corp. (a)(b)	2,663	285,037
Nong Shim Co. Ltd.	271	83,621
Oci Co. Ltd. (a)	1,423	66,756
Orion Corp./Republic of Korea	1,575	176,484
Ottogi Corp.	155	72,325
Paradise Co. Ltd.	4,130	45,242
Pearl Abyss Corp. (a)	468	73,770
POSCO	4,854	780,365
POSCO Chemtech Co. Ltd.	1,675	105,890
S-Oil Corp.	2,720	138,745
S1 Corp.	1,262	95,505
Samsung Biologics Co. Ltd. (a)(b)	1,121	687,115
Samsung Electro-Mechanics Co. Ltd.	3,836	450,687
Samsung Electronics Co. Ltd.	342,515	16,583,562
Samsung Engineering Co. Ltd. (a)	11,199	111,441
Samsung Fire & Marine Insurance Co. Ltd.	2,150	308,335
Samsung Heavy Industries Co. Ltd. (a)	34,493	164,986
Samsung Life Insurance Co. Ltd.	5,747	228,513
Samsung SDI Co. Ltd.	3,747	1,245,491
Samsung SDS Co. Ltd.	2,594	361,164
Samsung Securities Co. Ltd.	4,571	110,657
Shinhan Financial Group Co. Ltd.	31,350	783,739
Shinsegae Co. Ltd.	502	87,734
SillaJen, Inc. (a)(c)	4,518	45,714
SK C&C Co. Ltd.	2,617	484,727
SK Energy Co. Ltd.	3,845	408,338
SK Hynix, Inc.	36,652	2,537,743
SK Telecom Co. Ltd.	2,184	402,991
SKC Co. Ltd.	1,362	79,611
Soulbrain Holdings Co. Ltd. (c)	754	60,466
STX Pan Ocean Co. Ltd. (Korea) (a)	13,994	41,133
ViroMed Co. Ltd.	1,608	72,745
WONIK IPS Co. Ltd. (a)	1,999	63,939
Woori Financial Group, Inc.	33,580	238,682
Woori Investment & Securities Co. Ltd.	10,168	74,653
Yuhan Corp.	3,460	165,787

TOTAL KOREA (SOUTH)		50,984,157

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	74,505	156,159
Boubyan Bank KSC	61,257	106,525
Gulf Bank	127,194	79,145
Kuwait Finance House KSCP	309,310	585,496
Mobile Telecommunication Co.	140,479	253,032
National Bank of Kuwait	470,338	1,215,316

TOTAL KUWAIT		2,395,673

Luxembourg - 0.3%
Aperam	3,320	94,015
ArcelorMittal SA (Netherlands) (a)	49,265	542,016
Aroundtown SA	83,397	501,797
B&M European Value Retail SA	58,633	355,355
Globant SA (a)	2,702	467,284
Millicom International Cellular SA (depository receipt)	6,549	196,165
RTL Group SA	2,576	84,963
SES SA (France) (depositary receipt)	24,568	173,524
Spotify Technology SA (a)	6,861	1,768,903
Subsea 7 SA (a)	17,658	132,389
Tenaris SA	31,097	183,272

TOTAL LUXEMBOURG		4,499,683

Malaysia - 0.6%
AMMB Holdings Bhd	132,800	90,989
Axiata Group Bhd	312,828	236,510
Bumiputra-Commerce Holdings Bhd	441,683	374,863
Dialog Group Bhd	293,700	262,822
DiGi.com Bhd	229,500	230,133
Fraser & Neave Holdings BHD	12,800	98,169
Gamuda Bhd	185,900	156,597
Genting Bhd	160,300	145,469
Genting Malaysia Bhd	203,900	109,960
Hartalega Holdings Bhd	115,100	553,134
Hong Leong Bank Bhd	55,200	195,990
IHH Healthcare Bhd	216,500	276,567
IJM Corp. Bhd	215,400	81,521
Inari Amertron Bhd	166,900	84,646
IOI Corp. Bhd	214,500	232,470
KLCC Property Holdings Bhd	25,700	47,202
Kuala Lumpur Kepong Bhd	38,520	211,976
Malayan Banking Bhd	445,043	805,781
Malaysia Airports Holdings Bhd	68,400	85,464
Maxis Bhd	162,300	202,869
MISC Bhd	111,900	208,338
Nestle (Malaysia) BHD	4,200	140,530
Petronas Chemicals Group Bhd	188,900	276,441
Petronas Dagangan Bhd	20,800	105,553
Petronas Gas Bhd	52,200	207,612
PPB Group Bhd	47,800	222,518
Press Metal Bhd	109,900	125,680
Public Bank Bhd	207,300	832,157
QL Resources Bhd	52,800	121,460
RHB Capital Bhd	204,800	242,542
Sime Darby Bhd	210,700	108,317
Sime Darby Plantation Bhd	205,500	253,206
Telekom Malaysia Bhd	115,400	108,917
Tenaga Nasional Bhd	210,600	568,411
Top Glove Corp. Bhd	93,500	572,787
Westports Holdings Bhd	81,100	75,103
Yinson Holdings Bhd	35,400	52,465

TOTAL MALAYSIA		8,705,169

Mexico - 0.4%
Alfa SA de CV Series A	196,100	106,091
Alsea S.A.B. de CV (a)	37,300	36,303
America Movil S.A.B. de CV Series L	1,614,700	1,015,037
Banco Santander Mexico SA	59	38
CEMEX S.A.B. de CV unit	991,100	303,721
Coca-Cola FEMSA S.A.B. de CV unit	35,400	146,213
Concentradora Fibra Danhos SA de CV	49,800	47,887
Embotelladoras Arca S.A.B. de CV	30,100	148,451
Fibra Uno Administracion SA de CV	197,900	159,618
Fomento Economico Mexicano S.A.B. de CV unit	125,500	770,087
Gruma S.A.B. de CV Series B	15,980	187,516
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	25,100	166,615
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)	13,490	134,082
Grupo Aeroportuario Norte S.A.B. de CV (a)	22,200	91,483
Grupo Bimbo S.A.B. de CV Series A	96,200	173,294
Grupo Carso SA de CV Series A1	34,500	68,116
Grupo Elektra SA de CV	3,790	202,959
Grupo Financiero Banorte S.A.B. de CV Series O (a)	173,500	622,900
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	153,200	110,073
Grupo Mexico SA de CV Series B	225,400	569,298
Grupo Televisa SA de CV (a)	166,700	186,512
Industrias Penoles SA de CV	8,290	123,704
Infraestructura Energetica Nova S.A.B. de CV	34,900	103,783
Kimberly-Clark de Mexico SA de CV Series A	94,200	154,157
Mexichem S.A.B. de CV	68,300	108,151
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	16,470	120,911
Wal-Mart de Mexico SA de CV Series V	339,900	797,707

TOTAL MEXICO		6,654,707

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	240,000	353,638
Netherlands - 3.4%
ABN AMRO Group NV GDR (b)	26,813	221,849
Adyen BV (a)(b)	1,663	2,775,805
AerCap Holdings NV (a)	8,871	238,896
Airbus Group NV	41,751	3,056,005
Akzo Nobel NV	13,200	1,239,872
Argenx SE (a)	3,158	728,713
ASM International NV (Netherlands)	3,296	496,769
ASML Holding NV (Netherlands)	28,973	10,300,992
CNH Industrial NV	68,252	465,019
Euronext NV (b)	4,787	546,404
EXOR NV	6,666	374,158
Ferrari NV	8,683	1,548,029
Fiat Chrysler Automobiles NV (Italy)	74,586	757,341
Heineken Holding NV	6,975	602,658
Heineken NV (Bearer)	16,261	1,575,278
ING Groep NV (Certificaten Van Aandelen)	266,794	1,860,323
Koninklijke Ahold Delhaize NV	74,941	2,158,365
Koninklijke DSM NV	12,305	1,878,510
Koninklijke KPN NV	242,951	627,888
Koninklijke Philips Electronics NV	62,414	3,224,986
NN Group NV	18,743	684,428
NXP Semiconductors NV	19,062	2,240,357
Prosus NV	28,787	2,801,750
QIAGEN NV (Germany) (a)	15,374	763,690
Randstad NV	8,791	421,049
STMicroelectronics NV (Italy)	44,653	1,263,130
Takeaway.com Holding BV (a)(b)	7,433	803,423
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	9,330	489,287
Unilever NV	99,602	5,885,511
Wolters Kluwer NV	18,655	1,469,226
X5 Retail Group NV GDR (Reg. S)	7,290	273,812
Yandex NV Series A (a)	16,818	967,708

TOTAL NETHERLANDS		52,741,231

New Zealand - 0.3%
Auckland International Airport Ltd.	86,550	366,212
Chorus Ltd.	30,489	150,843
Contact Energy Ltd.	46,981	181,962
Fisher & Paykel Healthcare Corp.	38,754	925,260
Fletcher Building Ltd.	52,347	117,342
Goodman Property Trust	76,391	112,471
Infratil Ltd.	44,605	142,881
Kiwi Property Group Ltd.	103,666	73,564
Mercury Nz Ltd.	41,735	129,259
Meridian Energy Ltd.	89,073	287,096
Ryman Healthcare Group Ltd.	26,606	234,680
Spark New Zealand Ltd.	128,839	421,249
The a2 Milk Co. Ltd. (a)	50,795	702,042
Xero Ltd. (a)	7,190	462,012

TOTAL NEW ZEALAND		4,306,873

Norway - 0.5%
Adevinta ASA Class B (a)	14,896	240,251
Aker ASA (A Shares)	1,653	69,485
Aker Bp ASA	7,186	134,177
DNB ASA	61,164	939,439
Entra ASA (b)	9,972	140,347
Equinor ASA	74,083	1,093,113
Gjensidige Forsikring ASA (a)	12,498	255,951
Kongsberg Gruppen ASA	5,869	88,726
Leroy Seafood Group ASA	18,204	105,522
Mowi ASA	31,322	563,681
Nordic VLSI ASA (a)	11,878	116,407
Norsk Hydro ASA	89,282	252,197
Norwegian Finans Holding ASA	9,886	72,827
Orkla ASA	55,962	550,284
Salmar ASA (a)	3,971	188,301
Scatec Solar AS (b)	6,353	109,445
Schibsted ASA:
(A Shares)	4,638	168,616
(B Shares)	7,484	246,017
Sparebank 1 Sr Bank ASA (primary capital certificate) (a)	12,288	97,001
Sparebanken Midt-Norge	9,194	78,689
Storebrand ASA (A Shares)	31,067	168,683
Telenor ASA	45,663	705,895
TGS Nopec Geophysical Co. ASA	8,061	118,322
Tomra Systems ASA	8,143	333,974
Veidekke ASA	6,870	92,990
Yara International ASA	12,405	518,315

TOTAL NORWAY		7,448,655

Pakistan - 0.0%
Engro Corp. Ltd.	25,630	48,118
Lucky Cement Ltd.	15,550	54,174
Pakistan Petroleum Ltd.	52,631	31,399

TOTAL PAKISTAN		133,691

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	119,931	250,199
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	14,571	172,812
Philippines - 0.2%
Ayala Corp.	23,490	349,207
Ayala Land, Inc.	510,600	346,447
Bank of the Philippine Islands (BPI)	140,960	195,846
BDO Unibank, Inc.	134,920	241,400
GT Capital Holdings, Inc.	6,242	56,020
International Container Terminal Services, Inc.	67,220	132,032
JG Summit Holdings, Inc.	209,960	267,549
Jollibee Food Corp.	43,970	121,007
Metropolitan Bank & Trust Co.	185,514	129,629
Philippine Long Distance Telephone Co.	8,330	225,697
SM Investments Corp.	42,375	774,067
SM Prime Holdings, Inc.	790,900	485,208
Universal Robina Corp.	63,760	159,309

TOTAL PHILIPPINES		3,483,418

Poland - 0.2%
Bank Millennium SA (a)	39,819	30,194
Bank Polska Kasa Opieki SA	10,273	138,734
Bank Zachodni WBK SA (a)	2,269	91,115
BRE Bank SA	862	43,131
CD Projekt RED SA (a)	4,414	473,768
Cyfrowy Polsat SA	17,210	127,926
Dino Polska SA (a)(b)	3,006	166,779
Grupa Lotos SA	5,773	74,834
KGHM Polska Miedz SA (Bearer) (a)	8,847	297,746
LPP SA (a)	83	152,910
Orange Polska SA (a)	44,420	83,435
Polish Oil & Gas Co. SA	110,255	150,663
Polska Grupa Energetyczna SA (a)	52,031	91,994
Polski Koncern Naftowy Orlen SA	18,958	269,690
Powszechna Kasa Oszczednosci Bank SA	57,538	334,135
Powszechny Zaklad Ubezpieczen SA	37,024	267,101

TOTAL POLAND		2,794,155

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	521,726	60,350
Energias de Portugal SA	176,535	891,063
Energias de Portugal SA rights 8/3/20 (a)	171,065	17,370
Galp Energia SGPS SA Class B	29,841	312,459
Jeronimo Martins SGPS SA	17,682	297,744
NOS SGPS	16,603	73,302
REN - Redes Energeticas Nacionais SGPS SA	20,963	60,499

TOTAL PORTUGAL		1,712,787

Qatar - 0.2%
Industries Qatar QSC (a)	135,334	290,665
Masraf al Rayan (a)	380,190	411,202
Mesaieed Petrochemical Holding Co. (a)	284,423	162,873
Qatar Fuel Co. (a)	52,690	232,988
Qatar International Islamic Bank QSC (a)	78,032	175,952
Qatar Islamic Bank (a)	103,706	458,574
Qatar National Bank SAQ (a)	300,623	1,486,189
The Commercial Bank of Qatar (a)	223,565	253,591

TOTAL QATAR		3,472,034

Russia - 0.7%
Alrosa Co. Ltd.	163,400	150,389
Gazprom OAO	828,770	2,038,279
Inter Rao Ues JSC	2,346,000	182,493
Lukoil PJSC	28,069	1,927,362
Magnit OJSC	4,972	305,341
MMC Norilsk Nickel PJSC	4,037	1,069,184
Mobile TeleSystems OJSC sponsored ADR	30,560	270,762
NOVATEK OAO	69,114	1,016,875
Polyus PJSC	1,926	440,045
Sberbank of Russia	724,920	2,170,619
Severstal PAO	14,075	172,382
Surgutneftegas OJSC	497,100	248,818
Tatneft PAO	108,419	804,597
VTB Bank OJSC	338,970,000	175,925

TOTAL RUSSIA		10,973,071

Saudi Arabia - 0.7%
Abdullah Al Othaim Markets Co.	3,790	119,650
Advanced Polypropylene Co.	13,923	191,189
Al Rajhi Bank	152,460	2,394,383
Alinma Bank	121,686	475,660
Almarai Co. Ltd.	17,474	249,735
Arabian Centres Co. Ltd.	8,094	50,242
Bank Al-Jazira	52,081	166,364
Bank Albilad	24,999	156,777
Banque Saudi Fransi	44,444	357,292
Dar Al Arkan Real Estate Development Co. (a)	74,495	144,207
Emaar The Economic City (a)	22,124	41,884
Etihad Etisalat Co. (a)	35,836	261,336
Jarir Marketing Co.	5,339	215,246
Mouwasat Medical Services Co.	2,799	81,349
National Commercial Bank	92,243	892,817
National Industrialization Co. (a)	40,643	111,838
Riyad Bank	90,535	408,933
SABIC	61,084	1,447,944
Sahara International Petrochemical Co.	46,346	179,927
Samba Financial Group	77,251	531,430
Saudi Airlines Catering Co.	2,160	47,400
Saudi Arabian Fertilizers Co.	13,728	285,512
Saudi Arabian Mining Co. (a)	29,194	281,400
Saudi Cement Co.	9,863	147,272
Saudi Electricity Co.	54,100	226,186
Saudi Industrial Investment Group	28,988	141,292
Saudi Kayan Petrochemical Co. (a)	68,436	148,353
Saudi Telecom Co.	40,432	1,047,886
Southern Province Cement Co.	4,596	79,043
The Co. for Cooperative Insurance (a)	5,814	126,344
The Savola Group	21,449	265,939
Yanbu National Petrochemical Co.	18,888	260,878

TOTAL SAUDI ARABIA		11,535,708

Singapore - 0.8%
Ascendas Real Estate Investment Trust	202,128	523,201
BOC Aviation Ltd. Class A (b)	13,800	79,770
CapitaCommercial Trust (REIT)	184,700	217,801
CapitaLand Ltd.	167,700	338,459
CapitaMall Trust	187,100	258,595
City Developments Ltd.	39,900	238,946
ComfortDelgro Corp. Ltd.	137,800	137,100
DBS Group Holdings Ltd.	123,200	1,779,705
Flextronics International Ltd. (a)	33,222	381,721
Genting Singapore Ltd.	362,700	194,572
Jardine Cycle & Carriage Ltd.	6,500	95,307
Keppel Corp. Ltd.	96,300	379,220
Keppel DC (REIT)	84,700	184,083
Mapletree Commercial Trust	144,518	194,596
Mapletree Greater China Commercial Trust	154,035	96,650
Mapletree Industrial (REIT)	103,917	248,450
Mapletree Logistics Trust (REIT)	200,649	312,545
Oversea-Chinese Banking Corp. Ltd.	270,938	1,697,091
Singapore Airlines Ltd.	88,650	221,143
Singapore Airport Terminal Service Ltd.	44,800	89,798
Singapore Exchange Ltd.	53,800	320,934
Singapore Press Holdings Ltd.	113,900	88,800
Singapore Technologies Engineering Ltd.	118,100	282,482
Singapore Telecommunications Ltd.	558,000	1,012,700
Suntec (REIT)	151,200	148,361
United Overseas Bank Ltd.	97,500	1,372,752
UOL Group Ltd.	36,500	176,802
Venture Corp. Ltd.	18,300	238,988
Wilmar International Ltd.	209,800	709,168

TOTAL SINGAPORE		12,019,740

South Africa - 1.0%
Absa Group Ltd.	46,719	216,681
Anglo American Platinum Ltd.	3,780	288,385
AngloGold Ashanti Ltd.	28,230	920,973
Aspen Pharmacare Holdings Ltd. (a)	25,456	197,230
Bidcorp Ltd.	21,963	360,659
Bidvest Group Ltd.	22,071	170,332
Capitec Bank Holdings Ltd.	4,416	228,404
Clicks Group Ltd.	18,096	241,654
Discovery Ltd.	29,429	190,808
Exxaro Resources Ltd.	15,920	125,125
FirstRand Ltd.	367,994	835,716
Foschini Ltd.	15,426	62,828
Foschini Ltd. rights 8/7/20 (a)	6,170	9,890
Gold Fields Ltd.	60,413	798,908
Growthpoint Properties Ltd.	186,656	145,121
Impala Platinum Holdings Ltd.	52,611	464,377
Life Healthcare Group Holdings Ltd.	97,809	99,390
Mr Price Group Ltd.	15,804	117,131
MTN Group Ltd.	118,978	411,633
MultiChoice Group Ltd.	28,876	178,303
Naspers Ltd. Class N	29,940	5,447,620
Nedbank Group Ltd.	25,016	153,634
Northam Platinum Ltd. (a)	23,431	183,720
Old Mutual Ltd.	307,747	206,174
PSG Group Ltd.	11,076	99,973
Redefine Properties Ltd.	350,300	65,167
Remgro Ltd.	33,889	183,246
RMB Holdings Ltd.	84,730	6,741
Sanlam Ltd.	132,138	467,622
Sasol Ltd. (a)	39,366	313,754
Shoprite Holdings Ltd.	30,151	184,447
Sibanye Stillwater Ltd. (a)	147,459	417,131
Spar Group Ltd.	13,182	127,241
Standard Bank Group Ltd.	90,460	574,763
Tiger Brands Ltd.	12,372	127,623
Vodacom Group Ltd.	49,123	369,074
Woolworths Holdings Ltd.	69,622	129,235

TOTAL SOUTH AFRICA		15,120,713

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA	19,224	445,930
Aena Sme SA (a)(b)	4,964	644,962
Amadeus IT Holding SA Class A	30,828	1,539,404
Banco Bilbao Vizcaya Argentaria SA	456,933	1,422,761
Banco de Sabadell SA	366,365	124,721
Banco Santander SA (Spain)	1,136,004	2,436,129
Bankinter SA	41,387	213,630
CaixaBank SA	247,181	531,698
Cellnex Telecom SA (b)	18,322	1,148,615
Enagas SA	16,211	408,076
Endesa SA	21,519	609,373
Ferrovial SA	32,426	792,189
Gas Natural SDG SA	23,405	433,951
Grifols SA	15,608	454,120
Grifols SA ADR	24,662	465,372
Iberdrola SA	414,650	5,333,732
Inditex SA	72,761	1,928,013
International Consolidated Airlines Group SA	17,331	37,778
International Consolidated Airlines Group SA CDI	93,378	201,260
Merlin Properties Socimi SA	23,306	191,899
Red Electrica Corporacion SA	29,608	576,164
Repsol SA	104,550	824,453
Telefonica SA	320,631	1,342,807

TOTAL SPAIN		22,107,037

Sweden - 2.1%
AarhusKarlshamn AB	11,372	200,493
AF Poyry AB (B Shares)	6,774	172,816
Alfa Laval AB	21,076	497,117
ASSA ABLOY AB (B Shares)	67,159	1,482,615
Atlas Copco AB:
(A Shares)	44,751	1,971,933
(B Shares)	25,830	994,333
Beijer Ref AB (B Shares)	4,766	185,857
Billerud AB	11,629	185,488
Boliden AB	19,424	526,288
Castellum AB	17,163	366,900
Dometic Group AB (a)(b)	19,465	188,791
Electrolux AB (B Shares)	16,841	314,655
Electrolux Professional AB (a)	16,841	65,693
Elekta AB (B Shares)	23,923	244,235
Epiroc AB:
Class A	44,898	627,770
Class B	24,200	328,398
Ericsson (B Shares)	178,563	2,077,593
Essity AB Class B	40,841	1,341,939
Evolution Gaming Group AB (b)	8,473	577,457
Fabege AB	17,471	222,360
Fastighets AB Balder (a)	6,438	264,770
Getinge AB (B Shares)	14,403	344,151
H&M Hennes & Mauritz AB (B Shares)	52,977	825,772
Hexagon AB (B Shares) (a)	18,866	1,222,166
HEXPOL AB (B Shares)	17,536	116,237
Holmen AB (B Shares) (a)	6,547	223,545
Hufvudstaden AB (A Shares)	7,900	102,391
Husqvarna AB (B Shares)	30,088	286,135
ICA Gruppen AB	6,027	295,642
Industrivarden AB:
(A Shares)	3,138	77,268
(C Shares)	19,312	472,666
Indutrade AB (a)	6,234	314,387
Investor AB (B Shares)	31,337	1,843,752
Kinnevik AB (B Shares)	16,675	582,466
Latour Investment AB Class B	7,722	157,689
Lifco AB	3,197	243,954
Loomis AB (B Shares) (a)	4,539	108,457
Lundbergfoeretagen AB	4,337	202,419
Lundin Petroleum AB	12,347	284,478
Nibe Industrier AB (B Shares)	25,273	604,459
Nordic Entertainment Group AB Class B	4,094	170,562
Saab AB (B Shares)	5,663	181,300
Samhallsbyggnadsbolaget I Norden AB (B Shares)	56,811	153,216
Sandvik AB	74,955	1,400,799
Securitas AB (B Shares)	20,642	306,916
Skandinaviska Enskilda Banken AB (A Shares) (a)	108,544	1,046,338
Skanska AB (B Shares) (a)	25,378	510,144
SKF AB (B Shares)	26,101	479,939
SSAB Svenskt Stal AB (B Shares)	46,097	130,149
Svenska Cellulosa AB (SCA) (B Shares)	41,268	497,267
Svenska Handelsbanken AB (A Shares) (a)	102,384	965,529
Sweco AB (B Shares)	4,612	263,684
Swedbank AB (A Shares) (a)	62,533	1,011,177
Swedish Match Co. AB	11,058	847,583
Swedish Orphan Biovitrum AB (a)	12,470	260,327
Tele2 AB (B Shares)	33,883	478,706
Telia Co. AB	181,242	706,251
Thule Group AB (b)	5,895	174,427
Trelleborg AB (B Shares)	15,555	239,783
Volvo AB (B Shares)	112,325	1,930,440
Wallenstam AB (B Shares)	14,040	174,934
Wihlborgs Fastigheter AB	9,151	152,998

TOTAL SWEDEN		33,228,004

Switzerland - 6.1%
ABB Ltd. (Reg.)	131,107	3,292,539
Adecco SA (Reg.)	10,895	514,283
Alcon, Inc. (Switzerland) (a)	33,473	2,013,028
Baloise Holdings AG	3,483	528,610
Compagnie Financiere Richemont SA Series A	35,934	2,230,823
Credit Suisse Group AG	166,318	1,773,661
Galenica AG	2,871	403,864
Geberit AG (Reg.)	2,513	1,382,693
Givaudan SA	538	2,212,474
Julius Baer Group Ltd.	15,468	679,044
Kuehne & Nagel International AG	3,451	592,053
LafargeHolcim Ltd. (Reg.)	32,927	1,548,510
Lindt & Spruengli AG	7	597,780
Lindt & Spruengli AG (participation certificate)	75	578,973
Lonza Group AG	5,060	3,164,197
Nestle SA (Reg. S)	202,460	24,076,900
Novartis AG	168,191	13,853,436
Partners Group Holding AG	1,277	1,230,433
Roche Holding AG:
(Bearer)	1,815	623,159
(participation certificate)	47,873	16,581,128
Schindler Holding AG (participation certificate)	2,761	695,873
SGS SA (Reg.)	357	933,341
Sika AG	9,650	2,115,603
Sonova Holding AG Class B	3,765	846,410
Straumann Holding AG	773	757,152
Swiss Life Holding AG	2,272	827,017
Swiss Prime Site AG	5,201	472,870
Swiss Re Ltd.	20,037	1,581,103
Swisscom AG	1,710	908,335
Temenos Group AG	4,380	646,547
UBS Group AG	261,329	3,056,053
Zurich Insurance Group Ltd.	10,273	3,798,986

TOTAL SWITZERLAND		94,516,878

Taiwan - 3.5%
Accton Technology Corp.	34,000	265,752
Acer, Inc.	219,000	151,410
Advantech Co. Ltd.	29,696	312,515
ASE Technology Holding Co. Ltd.	206,000	526,553
Asia Cement Corp.	165,000	224,499
ASMedia Technology, Inc.	2,000	126,013
ASUSTeK Computer, Inc.	46,000	339,180
AU Optronics Corp.	586,000	199,165
Catcher Technology Co. Ltd.	51,000	375,179
Cathay Financial Holding Co. Ltd.	584,716	788,596
Chang Hwa Commercial Bank	411,514	266,289
Cheng Shin Rubber Industry Co. Ltd.	151,000	174,595
Chicony Electronics Co. Ltd.	44,000	130,223
Chilisin Electronics Corp.	15,000	47,919
China Development Finance Holding Corp.	931,000	273,954
China Life Insurance Co. Ltd.	238,342	164,782
China Petrochemical Development Corp.	300	83
China Steel Corp.	873,000	588,700
China Synthetic Rubber Corp.	643	405
Chinatrust Financial Holding Co. Ltd.	1,329,000	878,094
Chipbond Technology Corp.	47,000	95,882
Chroma ATE, Inc.	27,000	151,267
Chunghwa Telecom Co. Ltd.	305,000	1,137,205
Compal Electronics, Inc.	281,000	178,484
Compeq Manufacturing Co. Ltd.	78,000	128,840
Delta Electronics, Inc.	127,000	865,064
E.SUN Financial Holdings Co. Ltd.	833,887	769,646
ECLAT Textile Co. Ltd.	15,000	176,759
Elite Material Co. Ltd.	22,000	132,620
EPISTAR Corp.	79,000	122,151
EVA Airways Corp.	211,619	78,199
Evergreen Marine Corp. (Taiwan) (a)	254,643	95,398
Far Eastern Department Stores Co. Ltd.	64,000	51,332
Far Eastern Textile Ltd.	254,000	221,456
Far EasTone Telecommunications Co. Ltd.	123,000	264,331
Feng Tay Enterprise Co. Ltd.	27,900	166,761
First Financial Holding Co. Ltd.	653,864	525,550
FLEXium Interconnect, Inc.	18,000	86,745
Formosa Chemicals & Fibre Corp.	278,000	638,145
Formosa Petrochemical Corp.	112,000	310,878
Formosa Plastics Corp.	300,000	802,057
Formosa Taffeta Co. Ltd.	63,000	64,798
Foxconn Technology Co. Ltd.	80,000	147,674
Fubon Financial Holding Co. Ltd.	498,000	708,109
Genius Electronic Optical Co. Ltd.	5,000	115,455
Giant Manufacturing Co. Ltd.	21,000	220,642
Giga-Byte Technology Co. Ltd.	34,000	97,269
GlobalWafers Co. Ltd.	15,000	215,329
Great Wall Enterprise Co. Ltd.	55,214	86,689
Highwealth Construction Corp.	72,000	104,952
HIWIN Technologies Corp.	18,330	192,901
Hon Hai Precision Industry Co. Ltd. (Foxconn)	847,800	2,263,726
Hotai Motor Co. Ltd.	24,000	547,647
Hua Nan Financial Holdings Co. Ltd.	638,757	437,266
Innolux Corp.	611,000	172,716
International Games Systems Co. Ltd.	4,000	102,173
Inventec Corp.	223,000	189,871
ITEQ Corp.	14,000	63,892
King Yuan Electronics Co. Ltd.	76,000	91,887
King's Town Bank	50,000	61,133
Largan Precision Co. Ltd.	7,000	911,893
Lien Hwa Industrial Corp.	60,795	97,108
Lite-On Technology Corp.	146,000	246,632
Macronix International Co. Ltd.	122,340	132,082
Makalot Industrial Co. Ltd.	13,450	82,683
MediaTek, Inc.	100,000	2,387,440
Mega Financial Holding Co. Ltd.	717,000	789,965
Merida Industry Co. Ltd.	15,000	138,189
Merry Electronics Co. Ltd.	16,064	86,989
Micro-Star International Co. Ltd.	49,000	217,781
Nan Ya Plastics Corp.	385,000	801,155
Nanya Technology Corp.	78,000	160,984
Nien Made Enterprise Co. Ltd.	10,000	109,666
Novatek Microelectronics Corp.	38,000	375,315
OBI Pharma, Inc. (a)	454	1,809
Pegatron Corp.	141,000	296,291
Phison Electronics Corp.	12,000	120,360
Pou Chen Corp.	171,000	154,623
Powertech Technology, Inc.	53,000	177,256
Poya International Co. Ltd.	4,000	83,646
President Chain Store Corp.	37,000	352,837
Qisda Corp.	120,000	68,456
Quanta Computer, Inc.	184,000	512,608
Radiant Opto-Electronics Corp.	33,000	140,488
Realtek Semiconductor Corp.	31,000	395,392
Ruentex Development Co. Ltd.	52,800	91,351
Ruentex Industries Ltd.	27,600	60,347
Shin Kong Financial Holding Co. Ltd.	803,538	232,890
Simplo Technology Co. Ltd.	12,000	133,233
SINBON Electronics Co. Ltd.	13,000	77,038
Sino-American Silicon Products, Inc.	38,000	126,831
Sinopac Holdings Co.	722,180	261,945
Standard Foods Corp.	31,000	64,720
Synnex Technology International Corp.	100,000	149,172
Taichung Commercial Bank Co. Ltd.	196,000	78,101
Taishin Financial Holdings Co. Ltd.	707,045	321,472
Taiwan Business Bank	411,423	141,522
Taiwan Cement Corp.	323,671	496,056
Taiwan Cooperative Financial Holding Co. Ltd.	622,766	453,893
Taiwan Fertilizer Co. Ltd.	53,000	100,722
Taiwan High Speed Rail Corp.	157,000	178,057
Taiwan Mobile Co. Ltd.	160,000	572,168
Taiwan Semiconductor Manufacturing Co. Ltd.	1,288,000	18,701,948
Taiwan Surface Mounting Technology Co. Ltd.	18,000	82,454
Taiwan Union Technology Corp.	16,000	74,109
Tatung Co. Ltd. (a)	49,000	26,701
TCI Co. Ltd.	446	4,299
TECO Electric & Machinery Co. Ltd.	129,000	119,501
The Shanghai Commercial & Savings Bank Ltd.	297,000	428,375
Tripod Technology Corp.	32,000	138,410
Unified-President Enterprises Corp.	350,000	852,292
Unimicron Technology Corp.	101,000	221,180
United Integrated Services Co.	9,000	62,990
United Microelectronics Corp.	697,000	527,317
Vanguard International Semiconductor Corp.	51,000	165,357
Voltronic Power Technology Corp.	5,000	151,556
Walsin Lihwa Corp.	171,000	83,281
Walsin Technology Corp.	22,000	131,496
Win Semiconductors Corp.	26,000	280,703
Winbond Electronics Corp.	211,000	94,139
Wistron Corp.	190,000	223,248
Wiwynn Corp.	6,000	160,207
WPG Holding Co. Ltd.	101,040	137,303
Yageo Corp.	19,000	251,720
Yuanta Financial Holding Co. Ltd.	779,000	477,556

TOTAL TAIWAN		54,494,113

Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	61,900	367,153
Advanced Information Service PCL NVDR	7,400	43,892
Airports of Thailand PCL (For. Reg.)	316,300	522,265
B. Grimm Power PCL	100,700	158,201
Bangkok Bank PCL (For. Reg.)	136,600	435,771
Bangkok Dusit Medical Services PCL (For. Reg.)	601,100	425,916
Bangkok Expressway and Metro PCL	546,400	155,038
Banpu PCL (For. Reg.)	297,700	52,973
Berli Jucker PCL (For. Reg)	79,400	94,190
BTS Group Holdings PCL (For. Reg.)	690,700	232,522
Bumrungrad Hospital PCL (For. Reg.)	31,400	115,271
C.P. ALL PCL (For. Reg.)	423,700	927,141
Carabao Group PCL	45,500	177,244
Central Pattana PCL (For. Reg.)	191,100	295,626
Central Retail Corp. PCL	182,108	172,241
Charoen Pokphand Foods PCL (For. Reg.)	257,200	278,310
CPN Retail Growth Leasehold REIT	107,300	84,285
CPN Retail Growth Leasehold REIT rights (a)	24,210	0
Delta Electronics PCL (For. Reg.)	30,700	111,717
Electricity Generating PCL (For. Reg.)	17,700	134,495
Energy Absolute PCL	117,800	178,456
Global Power Synergy Public Co. Ltd.	59,694	131,101
Gulf Energy Development PCL	298,500	323,000
Hana Microelectronics PCL (For. Reg.)	36,500	42,421
Home Product Center PCL (For. Reg.)	412,500	206,316
Indorama Ventures PCL (For. Reg.)	152,900	122,555
Intouch Holdings PCL (For. Reg.)	132,700	241,447
IRPC PCL (For. Reg.)	702,200	57,185
Kasikornbank PCL (For. Reg.)	165,600	432,716
Kiatnakin Bank PCL (For. Reg.)	51,600	64,107
Krung Thai Bank PCL (For. Reg.)	413,900	130,712
Krungthai Card PCL (For. Reg.)	53,500	52,745
Land & House PCL (For. Reg.)	490,800	116,445
Minor International PCL:
warrants 9/30/21 (a)	4,695	149
(For. Reg.)	212,721	124,127
Muangthai Leasing PCL	35,600	57,070
Osotspa PCL	72,200	98,381
PTT Exploration and Production PCL (For. Reg.)	88,500	258,208
PTT Global Chemical PCL (For. Reg.)	149,100	224,678
PTT PCL:
(For. Reg.)	940,900	1,176,502
NVDR	54,200	67,772
Ratchaburi Electric Generating Holding PCL (For. Reg.)	48,200	92,336
Siam Cement PCL (For. Reg.)	56,500	691,985
Siam Commercial Bank PCL (For. Reg.)	186,700	401,055
Siam Global House PCL	89	54
Srisawad Corp. PCL	61,500	94,646
Thai Beverage PCL	607,900	285,114
Thai Oil PCL (For. Reg.)	77,100	103,822
Thai Union Frozen Products PCL (For. Reg.)	199,600	85,753
Thanachart Capital PCL (For. Reg.)	70,200	78,213
TISCO Financial Group PCL	48,000	100,032
TMB Bank PCL (For. Reg.)	2,859,625	87,100
Total Access Communication PCL (For. Reg.)	51,800	61,034
True Corp. PCL (For. Reg.)	705,700	76,023
VGI Global Media PCL	159,100	33,667
WHA Corp. PCL	613,900	63,378

TOTAL THAILAND		11,144,556

Turkey - 0.1%
Akbank TAS (a)	204,153	152,976
Anadolu Efes Biracilik Ve Malt Sanayii A/S	14,067	38,944
Arcelik A/S	16,974	56,022
Aselsan A/S	19,683	99,245
Bim Birlesik Magazalar A/S JSC	29,757	304,038
Coca-Cola Icecek Sanayi A/S	4,484	28,611
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	55,634
Enka Insaat ve Sanayi A/S	111,972	103,918
Eregli Demir ve Celik Fabrikalari T.A.S.	91,203	99,641
Ford Otomotiv Sanayi A/S	5,191	61,612
Haci Omer Sabanci Holding A/S	90,353	108,274
Koc Holding A/S	71,326	164,928
Koza Altin Isletmeleri A/S (a)	2,833	35,023
Pegasus Hava Tasimaciligi A/S (a)	2,534	17,328
Petkim Petrokimya Holding A/S (a)	85,730	47,934
Soda Sanayii AS	25,979	24,222
Sok Marketler Ticaret A/S (a)	18,826	36,155
TAV Havalimanlari Holding A/S	12,849	30,501
Tekfen Holding A/S	14,772	32,320
Tofas Turk Otomobil Fabrikasi A/S	9,634	35,020
Tupras Turkiye Petrol Rafinerileri A/S (a)	8,349	98,557
Turk Hava Yollari AO (a)	49,637	75,879
Turk Sise ve Cam Fabrikalari A/S	41,345	34,114
Turkcell Iletisim Hizmet A/S	72,134	153,283
Turkiye Garanti Bankasi A/S (a)	148,615	149,189
Turkiye Halk Bankasi A/S (a)	46,792	36,936
Turkiye Is Bankasi A/S Series C (a)	92,115	63,228
Turkiye Vakiflar Bankasi TAO (a)	75,722	48,727
Ulker Biskuvi Sanayi A/S (a)	11,675	43,508
Yapi ve Kredi Bankasi A/S (a)	137,585	42,104

TOTAL TURKEY		2,277,871

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC (c)	181,346	247,841
Aldar Properties PJSC (a)	375,759	176,977
Dubai Islamic Bank Pakistan Ltd. (a)	311,442	319,654
Emaar Properties PJSC (a)	335,522	234,755
Emirates NBD Bank PJSC	161,483	388,634
Emirates Telecommunications Corp.	233,428	1,057,469
National Bank of Abu Dhabi PJSC (a)	502,608	1,494,216

TOTAL UNITED ARAB EMIRATES		3,919,546

United Kingdom - 8.3%
3i Group PLC	66,663	776,282
Admiral Group PLC	16,852	529,422
Amarin Corp. PLC ADR (a)	27,382	177,435
Anglo American PLC (United Kingdom)	93,154	2,280,495
Antofagasta PLC	22,494	302,544
Ashtead Group PLC	30,704	978,664
Associated British Foods PLC	24,431	564,450
AstraZeneca PLC (United Kingdom)	89,344	9,870,697
Atlassian Corp. PLC (a)	8,621	1,522,900
Auto Trader Group PLC (b)	67,958	474,722
Aveva Group PLC	4,246	230,435
Aviva PLC	269,027	925,199
BAE Systems PLC	218,978	1,403,410
Barclays PLC	1,116,613	1,447,687
Barratt Developments PLC	70,771	473,016
Beazley PLC	42,566	232,571
Bellway PLC	8,034	267,750
Berkeley Group Holdings PLC	8,996	524,493
BHP Billiton PLC	143,905	3,111,719
BP PLC	1,380,088	4,998,000
British American Tobacco PLC (United Kingdom)	156,149	5,160,463
British Land Co. PLC	63,197	301,583
BT Group PLC	593,698	766,115
Bunzl PLC	22,809	656,256
Burberry Group PLC	26,846	437,423
Carnival PLC	12,146	131,366
Centrica PLC	367,110	231,469
Coca-Cola European Partners PLC	14,496	596,800
Compass Group PLC	122,931	1,690,430
ConvaTec Group PLC (b)	105,111	279,859
Croda International PLC	9,008	675,651
Dechra Pharmaceuticals PLC	7,639	285,584
Derwent London PLC	6,978	262,700
Diageo PLC	159,829	5,848,248
Direct Line Insurance Group PLC	91,727	355,889
DS Smith PLC	96,469	329,838
easyJet PLC	22,170	143,129
Electrocomponents PLC	29,380	252,287
Evraz PLC	35,285	133,253
G4S PLC (United Kingdom)	100,933	187,678
GlaxoSmithKline PLC	340,172	6,776,333
GW Pharmaceuticals PLC ADR (a)(e)	2,027	258,706
Halma PLC	25,920	738,980
Hargreaves Lansdown PLC	18,002	412,145
HomeServe PLC	19,661	341,777
Howden Joinery Group PLC	39,590	254,090
HSBC Holdings PLC (United Kingdom)	1,406,756	6,334,374
IMI PLC	18,782	256,674
Imperial Brands PLC	64,037	1,069,600
Informa PLC	102,936	488,080
InterContinental Hotel Group PLC	13,197	607,869
Intermediate Capital Group PLC	19,514	344,075
Intertek Group PLC	10,885	766,282
Investec PLC	45,144	88,936
ITV PLC	235,236	174,531
J Sainsbury PLC	112,241	274,967
John David Group PLC	26,988	213,942
Johnson Matthey PLC	13,917	407,887
Kingfisher PLC	147,801	468,008
Land Securities Group PLC	54,644	412,436
Legal & General Group PLC	397,517	1,113,548
Lloyds Banking Group PLC	4,813,716	1,640,085
London Stock Exchange Group PLC	21,429	2,367,025
M&G PLC	177,367	372,870
Marks & Spencer Group PLC	127,621	158,670
Mediclinic International PLC	33,061	116,607
Meggitt PLC	49,231	173,224
Melrose Industries PLC	334,263	373,055
Micro Focus International PLC	23,644	85,120
Mondi PLC	34,165	609,561
National Grid PLC	256,301	3,020,824
Network International Holdings PLC (b)	15,620	82,604
Next PLC	9,282	662,183
Ninety One PLC (a)	22,572	64,412
Ocado Group PLC (a)	40,022	1,075,542
Pearson PLC	50,322	345,773
Pennon Group PLC	27,823	388,058
Persimmon PLC	21,847	686,917
Phoenix Group Holdings PLC	37,011	319,075
Prudential PLC	176,593	2,523,649
Quilter PLC (b)	125,403	240,155
Reckitt Benckiser Group PLC	50,133	5,026,817
RELX PLC (London Stock Exchange)	135,234	2,858,894
Rentokil Initial PLC	125,578	878,127
Rightmove PLC	58,601	422,914
Rio Tinto PLC	66,677	4,058,778
Rolls-Royce Holdings PLC	131,333	393,980
Royal Bank of Scotland Group PLC	318,095	441,370
Royal Dutch Shell PLC:
Class A (United Kingdom)	276,057	4,034,733
Class B (United Kingdom)	256,448	3,599,622
RSA Insurance Group PLC	67,317	378,114
Sage Group PLC	75,991	725,550
Schroders PLC	8,857	343,757
Scottish & Southern Energy PLC	71,500	1,212,808
Segro PLC	82,826	1,050,799
Severn Trent PLC	16,514	529,612
Smith & Nephew PLC	60,280	1,189,775
Smiths Group PLC	27,294	484,112
Spectris PLC	7,727	259,845
Spirax-Sarco Engineering PLC	5,002	675,059
SSP Group PLC	37,286	100,348
St. James's Place Capital PLC	37,269	459,653
Standard Chartered PLC (United Kingdom)	181,500	916,597
Standard Life PLC	154,262	505,630
Tate & Lyle PLC	30,220	257,602
Taylor Wimpey PLC	256,337	397,118
Tesco PLC	663,481	1,872,572
The Weir Group PLC	16,910	264,848
Travis Perkins PLC	16,409	238,099
Unilever PLC	79,573	4,738,176
Unite Group PLC	29,345	360,694
United Utilities Group PLC	47,075	554,591
Vistry Group PLC	14,417	115,968
Vodafone Group PLC	1,825,307	2,743,163
Whitbread PLC	13,131	374,709
WM Morrison Supermarkets PLC	156,007	381,572

TOTAL UNITED KINGDOM		129,772,567

United States of America - 0.1%
Kolon TissueGene, Inc. unit (a)(c)	911	6,102
Stratasys Ltd. (a)(e)	3,752	56,205
Yum China Holdings, Inc.	25,483	1,305,749

TOTAL UNITED STATES OF AMERICA		1,368,056

TOTAL COMMON STOCKS
(Cost $1,487,173,163)		1,478,584,886

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Alpargatas SA (PN)	13,700	82,622
Azul SA (a)	17,000	66,187
Banco Bradesco SA (PN)	300,886	1,294,319
Bradespar SA (PN) (a)	15,700	129,566
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	19,429	143,207
Companhia Energetica de Minas Gerais (CEMIG) (PN)	63,000	144,923
Companhia Paranaense de Energia-Copel (PN-B)	7,100	90,347
Gerdau SA	69,900	233,824
Itau Unibanco Holding SA	327,050	1,685,860
Itausa-Investimentos Itau SA (PN)	307,800	629,578
Lojas Americanas SA (PN)	59,074	386,160
Metalurgica Gerdau SA (PN)	49,800	76,754
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	314,200	1,337,137
Telefonica Brasil SA	31,100	313,888

TOTAL BRAZIL		6,614,372

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	7,590	231,091
Colombia - 0.0%
Banco Davivienda SA	7,770	57,448
Bancolombia SA (PN)	38,293	271,836
Grupo Aval Acciones y Valores SA	257,424	59,994

TOTAL COLOMBIA		389,278

Germany - 0.3%
Henkel AG & Co. KGaA	12,493	1,227,325
Porsche Automobil Holding SE (Germany)	10,461	592,124
Sartorius AG (non-vtg.)	2,323	890,417
Volkswagen AG	12,533	1,845,406

TOTAL GERMANY		4,555,272

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	425,585	169,846
Korea (South) - 0.2%
Hyundai Motor Co.	207	11,944
Hyundai Motor Co. Series 2	2,585	149,584
LG Chemical Ltd.	307	68,287
Samsung Electronics Co. Ltd.	63,714	2,637,301

TOTAL KOREA (SOUTH)		2,867,116

Russia - 0.1%
AK Transneft OAO	100	181,487
Sberbank of Russia	86,230	237,731
Surgutneftegas OJSC	647,000	326,528

TOTAL RUSSIA		745,746

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $18,849,766)		15,572,721
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (Cost $789,717)(f)	790,000	789,804
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.14% (g)	48,404,609	48,419,131
Fidelity Securities Lending Cash Central Fund 0.13% (g)(h)	1,413,997	1,414,138
TOTAL MONEY MARKET FUNDS
(Cost $49,828,671)		49,833,269
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,556,641,317)		1,544,780,680
NET OTHER ASSETS (LIABILITIES) - 0.6%(i)		10,079,780
NET ASSETS - 100%		$1,554,860,460

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	424	Sept. 2020	$38,448,320	$442,041	$442,041
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	336	Sept. 2020	17,964,240	1,214,597	1,214,597
TME S&P/TSX 60 Index Contracts (Canada)	27	Sept. 2020	3,892,015	163,877	163,877
TOTAL FUTURES CONTRACTS					$1,820,515

The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,903,976 or 1.4% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $789,804.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $4,944,690 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$314,340
Fidelity Securities Lending Cash Central Fund	51,605
Total	$365,945

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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